Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
February 28, 2025
EIF-NPRT1-0425
1.814098.120
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR (b)	33,826	359,232
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR	32,245	1,845,059
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	38,927	156,487
TOTAL ARGENTINA		2,360,778
AUSTRALIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Fitell Corp (b)(c)	12,386	8,375
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (b)(c)	1,155	4,539
Benitec Biopharma Inc (c)	8,133	103,370
Immutep Ltd ADR (b)(c)	18,722	36,133
Kazia Therapeutics Ltd ADR (b)(c)	1,478	1,271
Mesoblast Ltd ADR (b)(c)	18,245	312,902
Opthea Ltd ADR (b)(c)	5,049	22,519
		480,734
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	384
TOTAL HEALTH CARE		481,118

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (b)(c)	5,291	5,820
Software - 0.0%
IREN Ltd (b)(c)	117,513	968,308
Mawson Infrastructure Group Inc (c)	3,093	1,791
		970,099
TOTAL INFORMATION TECHNOLOGY		975,919

Materials - 0.0%
Metals & Mining - 0.0%
ioneer Ltd ADR (b)(c)	1,836	7,069
IperionX Ltd ADR (b)(c)	2,858	67,735
Snow Lake Resources Ltd (c)	12,055	5,062
		79,866
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower International PLC (b)(c)	1,642	1,225
TOTAL AUSTRALIA		1,546,503
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)	28,323	54,097
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	67,961	1,296,696
BAILIWICK OF JERSEY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Crown Lng Holdings Ltd (b)	24,528	6,407
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	114,436	1,322,880
Liberty Global Ltd Class B (c)	327	3,689
Liberty Global Ltd Class C (c)	107,584	1,302,842
		2,629,411
Health Care - 0.0%
Biotechnology - 0.0%
Galapagos NV ADR (c)	7,819	203,920
MDxHealth SA (c)	10,394	18,813
		222,733
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (c)	17,100	171,684
TOTAL HEALTH CARE		394,417

Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	17,527	92,192
TOTAL BELGIUM		3,116,020
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
MercadoLibre Inc (c)	30,262	64,212,031
Diversified Consumer Services - 0.1%
Afya Ltd Class A (b)(c)	26,707	447,609
Vasta Platform Ltd Class A (b)(c)	9,735	29,108
		476,717
TOTAL CONSUMER DISCRETIONARY		64,688,748

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	199,448	1,069,041
Capital Markets - 0.0%
Vinci Partners Investments Ltd Class A (b)	27,294	271,848
XP Inc Class A	252,391	3,571,333
		3,843,181
Financial Services - 0.0%
StoneCo Ltd Class A (c)	146,405	1,354,246
TOTAL FINANCIALS		6,266,468

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Lavoro Ltd Class A (b)(c)	3,635	17,375
Information Technology - 0.0%
Software - 0.0%
Zenvia Inc Class A (b)(c)	11,429	21,372
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	77,803	879,952
TOTAL BRAZIL		71,873,915
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (b)(c)	2,163	60,564
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	15,233
Industrials - 0.0%
Aerospace & Defense - 0.0%
Satellogic Inc Class A (b)(c)	49,366	151,060
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	4,243	21,003
TOTAL INDUSTRIALS		172,063

TOTAL BRITISH VIRGIN ISLANDS		247,860
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	61,674	2,364,581
CANADA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	8,088	142,915
Entertainment - 0.0%
Lionsgate Studios Corp (b)	172,536	1,470,007
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	13,588	12,160
TOTAL COMMUNICATION SERVICES		1,625,082

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc (b)(c)	1,472	2,105
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (b)(c)	11,254	53,006
TOTAL CONSUMER DISCRETIONARY		55,111

Consumer Staples - 0.0%
Food Products - 0.0%
Borealis Foods Inc Class A (b)(c)	8,028	50,094
Sunopta Inc (United States) (c)	69,033	432,837
Village Farms International Inc (c)	72,335	51,792
		534,723
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	16,551	12,488
TOTAL CONSUMER STAPLES		547,211

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)(c)	97,725	246,267
Kolibri Global Energy Inc (United States) (c)	5,692	43,259
Uranium Royalty Corp (United States) (b)(c)	65,908	133,464
		422,990
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	8,712	108,813
Consumer Finance - 0.0%
Mogo Inc (United States) (b)(c)	7,509	7,772
TOTAL FINANCIALS		116,585

Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (c)	112,949	897,945
BriaCell Therapeutics Corp (United States) (b)(c)	481	1,765
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (b)(c)	3,337	124,270
Engene Holdings Inc (b)(c)	29,018	174,398
Essa Pharma Inc (c)	26,858	45,121
Fennec Pharmaceuticals Inc (United States) (b)(c)	19,507	136,939
Oncolytics Biotech Inc (United States) (b)(c)	66,939	44,233
Portage Biotech Inc (b)(c)	107	482
ProMIS Neurosciences Inc (b)(c)	8,622	6,321
Repare Therapeutics Inc (c)	19,128	22,571
Theratechnologies Inc (United States) (b)(c)	25,681	42,374
TuHURA Biosciences Inc (b)(c)	21,431	51,649
TuHURA Biosciences Inc rights (b)(c)(d)	30,458	0
Xenon Pharmaceuticals Inc (c)	44,701	1,654,831
		3,202,899
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (c)	14,049	97,359
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	108,864	281,414
Immunoprecise Antibodies Ltd (b)(c)	10,668	3,661
		285,075
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,486	165,679
Cardiol Therapeutics Inc (United States) (b)(c)	52,435	60,300
Cronos Group Inc (United States) (c)	238,232	488,376
Grace Therapeutics Inc (b)(c)	6,267	18,550
Lexaria Bioscience Corp (b)(c)	11,622	17,084
Milestone Pharmaceuticals Inc (c)	19,872	32,391
Tilray Brands Inc Class 2 (b)(c)	471,333	346,430
		1,128,810
TOTAL HEALTH CARE		4,714,143

Industrials - 0.4%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (b)(c)	720	1,703
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (b)(c)	279,834	344,196
Electrovaya Inc (United States) (c)	14,709	31,036
		375,232
Machinery - 0.0%
GreenPower Motor Co Inc (United States) (b)(c)	11,083	6,320
Westport Fuel Systems Inc (United States) (b)(c)	8,840	37,570
		43,890
Professional Services - 0.4%
Thomson Reuters Corp (United States)	270,868	48,436,616
TOTAL INDUSTRIALS		48,857,441

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (b)	15,517	58,654
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	38,697	388,905
POET Technologies Inc (United States) (b)(c)	33,900	133,396
		522,301
Software - 0.1%
Aduro Clean Technologies Inc (United States) (c)	3,808	19,764
Bitfarms Ltd/Canada (United States) (b)(c)	205,533	238,418
Descartes Systems Group Inc/The (United States) (c)	51,777	5,772,618
Docebo Inc (United States) (c)	19,333	620,396
Hive Digital Technologies Ltd (United States) (b)(c)	66,739	138,150
Hut 8 Corp (United States) (b)(c)	53,768	793,078
LeddarTech Holdings Inc (b)(c)	42,094	22,226
Open Text Corp (United States) (b)	160,560	4,145,659
Sphere 3D Corp (c)	514	323
ZenaTech Inc (b)	8,067	27,428
		11,778,060
TOTAL INFORMATION TECHNOLOGY		12,359,015

Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	23,631	31,429
Methanex Corp (United States)	40,908	1,801,588
		1,833,017
Metals & Mining - 0.0%
Algoma Steel Group Inc (United States)	63,553	466,479
Electra Battery Materials Corp (United States) (c)	4,032	6,532
Largo Inc (United States) (b)(c)	35,869	60,977
Ssr Mining Inc (United States) (c)	109,380	1,092,706
Tmc The Metals CO Inc Class A (b)(c)	184,173	314,936
US Goldmining Inc (c)	7,020	72,868
		2,014,498
TOTAL MATERIALS		3,847,515

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	29,244	3,749,666
FirstService Corp Subordinate Voting Shares (United States)	26,987	4,761,316
Real Brokerage Inc/The (c)	110,693	571,176
		9,082,158
TOTAL CANADA		81,627,251
CHINA - 1.0%
Communication Services - 0.2%
Entertainment - 0.0%
Blue Hat Interactive Entertainment Technology (b)(c)	30,832	1,230
DouYu International Holdings Ltd ADR (b)	10,412	74,446
Gamehaus Holdings Inc Class A (b)	3,313	6,560
iQIYI Inc Class A ADR (b)(c)	374,267	778,475
Netease Inc ADR	75,512	7,530,057
Scienjoy Holding Corp Class A (b)(c)	17,909	15,404
Sohu.com Ltd ADR (c)	22,025	284,783
		8,690,955
Interactive Media & Services - 0.2%
9F Inc ADR (c)	2,127	3,339
Antelope Enterprise Holdings Limited Class A Ordinary Shares Class A (b)(c)	3,022	345
Baidu Inc Class A ADR (c)	85,870	7,423,462
Bilibili Inc ADR (b)(c)	72,099	1,466,494
Hello Group Inc Class A ADR	101,889	750,922
JOYY Inc Class A ADR (c)	34,424	1,610,699
Kanzhun Ltd ADR (c)	200,457	3,207,312
Oriental Culture Holding Ltd (c)	2,111	3,040
So-Young International Inc ADR	55,629	51,735
Weibo Corp Class A ADR	78,906	789,849
		15,307,197
Media - 0.0%
Able View Global Inc Class B (b)(c)	10,224	6,451
iClick Interactive Asia Group Ltd Class A ADR (c)	5,153	33,804
WiMi Hologram Cloud Inc ADR (b)(c)	40,901	31,903
		72,158
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	12,409	15,883
TOTAL COMMUNICATION SERVICES		24,086,193

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
China Automotive Systems Inc	21,380	95,996
ECARX Holdings Inc Class A (b)(c)	170,906	369,157
Hesai Group ADR (c)	10,024	179,530
Kandi Technologies Group Inc	49,661	64,063
WeRide Inc ADR	854	17,037
		725,783
Automobiles - 0.0%
Ezgo Technologies Ltd (b)(c)	11,235	5,842
Li Auto Inc ADR (b)(c)	125,406	3,853,726
Lotus Technology inc ADR (b)	10,052	21,411
Niu Technologies ADR (c)	58,636	146,004
		4,026,983
Broadline Retail - 0.4%
Baozun Inc Class A ADR (c)	32,067	101,973
JD.com Inc ADR	286,445	12,002,046
PDD Holdings Inc Class A ADR (c)	399,014	45,363,902
Yunji Inc ADR (c)	430	804
		57,468,725
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	4,817	9,200
ATA Creativity Global ADR (c)	4,528	3,754
China Liberal Education Holdings Ltd (b)(c)	9,110	410
Netclass Technology Inc (b)	3,325	24,472
Quantasing Group Ltd ADR	12,461	29,283
Skillful Craftsman Education Technology Ltd (c)	6,452	6,355
TCTM Kids IT Education Inc Class A ADR (c)	8,570	3,857
Wah Fu Education Group Ltd (b)(c)	9,305	19,913
YSX Tech Co Ltd (b)	6,569	18,590
Zhongchao Inc Class A (c)	592	770
		116,604
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	47,382	1,455,101
H World Group Ltd ADR	94,612	3,395,625
TH International Ltd (b)(c)	19,509	62,234
Trip.com Group Ltd ADR	224,402	12,719,105
Tuniu Corp Class A ADR (c)	24,726	25,220
		17,657,285
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR (b)(c)	21,467	33,489
Specialty Retail - 0.0%
Jiuzi Holdings Inc (b)(c)	2,277	8,266
NaaS Technology Inc ADR (b)(c)	3,650	4,672
Smart Share Global Ltd ADR	22,395	25,306
U Power Ltd Class A (b)(c)	1,292	3,565
Uxin Ltd Class A ADR (b)(c)	4,890	21,663
		63,472
TOTAL CONSUMER DISCRETIONARY		80,092,341

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (c)	3,135	27,807
Chanson International Holding (b)(c)	12,601	3,100
Dada Nexus Ltd ADR (b)(c)	62,858	116,916
		147,823
Food Products - 0.0%
Origin Agritech Ltd (b)(c)	9,049	18,007
Pingtan Marine Enterprise Ltd (b)(c)(d)	62,069	0
		18,007
Personal Care Products - 0.0%
Shineco Inc (b)(c)	198	210
TOTAL CONSUMER STAPLES		166,040

Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd	4,761	26,519
Recon Technology Ltd Class A (b)(c)	840	1,613
		28,132
Financials - 0.0%
Capital Markets - 0.0%
AGM Group Holdings Inc Class A (b)(c)	21,464	7,083
Highest Performances Holdings Inc ADR (b)(c)	12,308	2,314
Top Kingwin Ltd Class A (b)(c)	2,225	692
Up Fintech Holding Ltd ADR (c)	80,177	580,481
		590,570
Consumer Finance - 0.0%
Jiayin Group Inc ADR (b)	8,973	87,576
LexinFintech Holdings Ltd Class A ADR	79,462	682,579
Metalpha Technology Holding Ltd (c)	6,036	9,295
Pintec Technology Holdings Ltd ADR (c)	4,579	4,671
Qifu Technology Inc Class A ADR	79,339	3,179,908
Senmiao Technology Ltd (b)(c)	1,673	1,506
		3,965,535
Financial Services - 0.0%
CH Auto Inc (b)(d)	2,322	33,657
Distoken Acquisition Corp (b)(c)	1,718	19,242
Embrace Change Acquisition Corp (c)	1,562	18,658
Future FinTech Group Inc (c)	2,136	431
Future Vision II Acquisition Corp	1,077	10,899
Global Lights Acquisition Corp (c)	4,744	51,141
		134,028
Insurance - 0.0%
Huize Holding Ltd ADR (b)(c)	1,764	6,156
TOTAL FINANCIALS		4,696,289

Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	10,309	21,237
Beigene Ltd ADR (c)	26,452	7,189,654
Burning Rock Biotech Ltd ADR (b)(c)	2,560	15,897
Connect Biopharma Holdings Ltd ADR (c)	27,961	25,442
I-Mab ADR (c)	22,037	20,406
LakeShore Biopharma Co Ltd (b)(c)	1,361	2,993
Sinovac Biotech Ltd (c)(d)	27,717	89,665
Zai Lab Ltd ADR (c)	30,898	1,070,307
		8,435,601
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)	15,931	64,998
Jin Medical International Ltd (b)(c)	106,540	73,258
Meihua International Medical Technologies Co Ltd (c)	14,394	4,816
		143,072
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	19,914
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (c)	4,729	46,202
HUTCHMED China Ltd ADR (b)(c)	21,744	357,907
Zhengye Biotechnology Holding Ltd (b)(c)	8,445	35,553
		439,662
TOTAL HEALTH CARE		9,038,249

Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (c)	25,305	581,003
Air Freight & Logistics - 0.0%
Jayud Global Logistics Ltd (b)(c)	51,577	186,709
Shengfeng Development Ltd (b)(c)	23,490	23,490
		210,199
Commercial Services & Supplies - 0.0%
Planet Image International Ltd (b)(c)	12,104	19,125
Sentage Holdings Inc (b)(c)	347	659
		19,784
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (b)	17,928	15,266
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	17,950
ZJK Industrial Co Ltd (b)	16,905	109,883
		127,833
Professional Services - 0.0%
Lucas GC Ltd (c)	52,578	27,667
Sunrise New Energy Co Ltd (c)(e)	8,860	8,504
		36,171
TOTAL INDUSTRIALS		990,256

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (b)(c)	6,798	8,905
IT Services - 0.0%
CLPS Inc	5,050	5,605
GDS Holdings Ltd Class A ADR (c)	63,757	2,425,954
Hitek Global Inc Class A (c)	15,178	18,669
Kingsoft Cloud Holdings Ltd ADR (b)(c)	43,588	711,792
Vnet Group Inc Class A ADR (c)	78,781	924,101
		4,086,121
Semiconductors & Semiconductor Equipment - 0.3%
indie Semiconductor Inc Class A (b)(c)	138,090	415,651
Nano Labs Ltd Class A ADR (b)(c)	8,323	52,268
NXP Semiconductors NV	151,695	32,703,926
		33,171,845
Software - 0.0%
Abits Group Inc (b)(c)	15,637	6,505
Agora Inc ADR (b)(c)	47,785	270,463
Aurora Mobile Ltd Class A ADR (b)(c)	2,373	27,100
Baijiayun Group Ltd Class A (b)(c)	8,871	3,726
Bit Origin Ltd (b)(c)	3,285	598
Datasea Inc (b)(c)	4,149	9,128
Infobird Co Ltd (c)	708	1,253
Mercurity Fintech Holding Inc (c)	35,706	205,310
MMTEC Inc (b)(c)	14,496	18,410
NiSun International Enterprise Development Group Co Ltd Class A (b)(c)	1,122	7,854
Nukkleus Inc (b)(c)	2,519	39,548
Pony AI Inc ADR	10,158	163,239
The9 Ltd ADR (b)(c)	1,936	21,838
Xiao I Corp ADR (b)(c)	3,107	14,510
Xunlei Ltd ADR (c)	24,768	95,604
		885,086
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	215,888	282,814
Ebang International Holdings Inc Class A (c)	1,980	8,870
		291,684
TOTAL INFORMATION TECHNOLOGY		38,443,641

Materials - 0.0%
Chemicals - 0.0%
Gulf Resources Inc (b)(c)	7,651	5,205
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	9,919
Huadi International Group Co Ltd (c)	1,902	3,195
		13,114
TOTAL MATERIALS		18,319

TOTAL CHINA		157,559,460
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	16,207	694,794
CYPRUS - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (b)(c)	7,860	19,414
Toro Corp (b)(c)	11,890	31,984

TOTAL CYPRUS		51,398
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	34,348	5,378,210
Evaxion Biotech A/S ADR (b)(c)	669	1,298
Galecto Inc (c)	469	2,054
Genmab A/S ADR (c)	27,016	612,723
IO Biotech Inc (c)	33,307	31,475

TOTAL DENMARK		6,025,760
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,460	1,298,583
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	16,749	128,632
Cellectis SA ADR (c)	10,776	13,901
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (b)(c)	3,877	16,594
Genfit SA ADR (b)(c)	3,215	11,220
Inventiva SA ADR (b)(c)	4,695	14,414
Nanobiotix SA ADR (b)(c)	10,184	36,866
Valneva SE ADR (b)(c)	2,880	19,440
		241,067
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	57,934
Pharmaceuticals - 0.0%
Ipsen SA (c)(d)	103,469	0
TOTAL FRANCE		1,597,584
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	10,967	46,719
Health Care - 0.0%
Biotechnology - 0.0%
Affimed NV (c)	7,351	7,572
BioNTech SE ADR (c)	60,350	6,814,722
CureVac NV (b)(c)	115,691	358,642
Immatics NV (b)(c)	68,451	299,815
InflaRx NV (c)	48,136	66,909
Mainz Biomed NV (b)(c)	225	1,177
		7,548,837
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	8,507	35,899
Pharmaceuticals - 0.0%
ATAI Life Sciences NV (b)(c)	92,619	159,305
TOTAL HEALTH CARE		7,744,041

Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	38,151	299,867
TOTAL GERMANY		8,090,627
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	129,632
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (c)	36,499	24,816
Media - 0.0%
TNL Mediagene (b)	5,919	11,305
TOTAL COMMUNICATION SERVICES		36,121

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Zapp Electric Vehicles Group Ltd (b)(c)	2,681	2,112
Leisure Products - 0.0%
FST Corp	2,510	16,064
TOTAL CONSUMER DISCRETIONARY		18,176

Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)	1,443	1,760
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	19,499	220,924
Financial Services - 0.0%
Helix Acquisition Corp II	13,274	146,678
Investcorp AI Acquisition Corp Class A (c)	5,852	69,931
Patria Latin American Opportunity Acquisition Corp Class A (c)	14,043	167,112
		383,721
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	40,249
Oxbridge Re Holdings Ltd (c)	5,511	19,950
		60,199
TOTAL FINANCIALS		664,844

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (b)(c)	6,297	31,044
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ESGL Holdings Ltd (b)(c)	33,157	52,720
Marine Transportation - 0.0%
High-Trend International Group Class A (b)(c)	25,295	75,632
TOTAL INDUSTRIALS		128,352

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)	16,572	24,775
Software - 0.0%
Nvni Group Ltd (b)(c)	17,790	17,968
TOTAL INFORMATION TECHNOLOGY		42,743

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		923,040
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	30,948	175,475
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	16,081	297,338
EuroDry Ltd (c)	3,945	41,580
Euroseas Ltd	5,037	178,310
Performance Shipping Inc (c)	4,386	6,974
Pyxis Tankers Inc (c)	10,640	37,559
Star Bulk Carriers Corp (b)	65,241	1,019,717
United Maritime Corp (b)	608	1,100
		1,582,578
TOTAL GREECE		1,758,053
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (b)	104,794	2,753,986
HONG KONG - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Cheer Holding Inc (b)(c)	4,535	8,934
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	36,089
TOTAL COMMUNICATION SERVICES		45,023

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	343,517	374,434
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	20,832	352,686
Diversified Consumer Services - 0.0%
SunCar Technology Group Inc Class A (c)	34,865	168,049
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (c)	110,043	611,839
Household Durables - 0.0%
Fenbo Holdings Ltd (b)(c)	3,296	3,691
TOTAL CONSUMER DISCRETIONARY		1,510,699

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	24,159
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	59,346	6,479,990
Garden Stage Ltd (b)(c)	8,800	4,523
Magic Empire Global Ltd Class A (b)(c)	1,372	2,031
Solowin Holdings Class A (b)(c)	7,878	9,690
TOP Financial Group Ltd (c)	16,250	21,125
		6,517,359
Financial Services - 0.0%
Triller Group Inc (b)(c)	89,653	91,446
YHN Acquisition I Ltd	2,266	22,955
		114,401
TOTAL FINANCIALS		6,631,760

Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	6,816	31,967
Industrials - 0.0%
Building Products - 0.0%
Intelligent Living Application Group Inc (c)	8,624	4,536
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (b)(c)	3,551	4,084
SU Group Holdings Ltd (b)(c)	4,000	3,024
		7,108
Construction & Engineering - 0.0%
Ming Shing Group Holdings Ltd (b)(c)	4,071	20,640
Wang & Lee Group Inc (b)(c)	7,802	46,890
		67,530
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd	4,600	6,302
TOTAL INDUSTRIALS		85,476

Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (b)(c)	12,236	28,755
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd (b)(c)	6,233	10,284
TROOPS Inc (b)(c)	60,497	65,942
		76,226
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	8,986	281,172
Software - 0.0%
Diginex Ltd (b)	11,964	822,166
Wellchange Holdings Co Ltd (b)	5,236	14,713
		836,879
TOTAL INFORMATION TECHNOLOGY		1,223,032

Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (b)(c)	1,464	813
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Reitar Logtech Holdings Ltd Class A (b)	6,726	19,976
TOTAL HONG KONG		9,572,905
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	5,397	25,096
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (c)	41,900	4,033,294
Yatra Online Inc (c)	29,222	30,099
		4,063,393
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (b)(c)	156,093	983,386
TOTAL INDIA		5,071,875
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	1,211	3,814
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (c)	158,173	85,714
Prothena Corp PLC (c)	43,622	689,664
		775,378
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (b)(c)	17,675	13,146
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	3,253	3,481
GH Research PLC (c)	34,492	349,404
		352,885
TOTAL HEALTH CARE		1,141,409

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	15,644	752,164
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,572	533,580
Heramba Electric PLC (b)	23,373	11,289
		544,869
TOTAL INDUSTRIALS		1,297,033

TOTAL IRELAND		2,442,256
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	152,611	416,627
Media - 0.0%
Nexxen International Ltd ADR (b)(c)	8,499	69,267
Perion Network Ltd (b)(c)	44,486	359,892
		429,159
TOTAL COMMUNICATION SERVICES		845,786

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	56,571	891,559
REE Automotive Ltd Class A (c)	8,589	60,724
		952,283
Broadline Retail - 0.0%
Global-e Online Ltd (c)	101,528	4,327,124
TOTAL CONSUMER DISCRETIONARY		5,279,407

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd (b)	5,975	100,918
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	26,863	1,279,216
TOTAL CONSUMER STAPLES		1,380,134

Health Care - 0.0%
Biotechnology - 0.0%
BioLine RX Ltd ADR (b)(c)	999	3,367
Collplant Biotechnologies Ltd (c)	5,925	20,738
Compugen Ltd (b)(c)	50,395	96,758
Enlivex Therapeutics Ltd (b)(c)	10,420	12,504
Entera Bio Ltd (c)	21,136	39,102
Evogene Ltd (United States) (b)(c)	5,124	7,430
Kamada Ltd (United States) (c)	29,289	201,801
NeuroSense Therapeutics Ltd unit (b)(c)	15,870	17,378
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	34
XTL Biopharmaceuticals Ltd ADR (b)(c)	8,903	10,149
		409,261
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	37,893	114,437
Brainsway Ltd ADR (c)	5,012	47,865
Icecure Medical Ltd (b)(c)	40,453	55,016
Inspira Technologies Oxy BHN Ltd (b)(c)	2,924	2,631
InspireMD Inc (b)(c)	18,244	58,746
Lifeward Ltd (b)(c)	4,234	7,409
		286,104
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	49,716	307,742
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (b)(c)	22,539	35,161
MediWound Ltd (b)(c)	6,939	115,187
Oramed Pharmaceuticals Inc (b)(c)	25,455	53,201
Sol-Gel Technologies Ltd (b)(c)	13,406	8,982
		212,531
TOTAL HEALTH CARE		1,215,638

Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (c)	10,012	75,891
Elbit Systems Ltd (United States) (b)	26,752	8,319,605
		8,395,496
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	26,054	74,254
Electrical Equipment - 0.0%
Zooz Power Ltd (United States)	2,699	4,075
Machinery - 0.0%
Kornit Digital Ltd (c)	22,273	551,480
Nano Dimension Ltd ADR (b)(c)	173,079	368,658
		920,138
TOTAL INDUSTRIALS		9,393,963

Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,801	196,167
Ceragon Networks Ltd (b)(c)	46,357	129,336
Gilat Satellite Networks Ltd (United States) (b)(c)	31,063	220,858
Ituran Location and Control Ltd	11,410	477,851
Silicom Ltd (c)	4,848	77,568
		1,101,780
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	53,025	98,096
Eltek Ltd (c)	4,564	53,171
Gauzy Ltd (b)	3,068	32,981
Innoviz Technologies Ltd (b)(c)	73,200	54,102
Nayax Ltd (United States) (b)(c)	20,182	746,129
Rail Vision Ltd (b)(c)	15,371	7,985
SaverOne 2014 Ltd ADR (b)(c)	131	647
		993,111
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	18,255
Hub Cyber Security Ltd (b)(c)	37,399	27,111
Wix.com Ltd (c)	33,166	6,656,085
		6,701,451
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)	27,184	2,025,752
Nova Ltd (b)(c)	17,434	4,169,864
Tower Semiconductor Ltd (United States) (c)	66,364	2,820,470
		9,016,086
Software - 0.2%
Alarum Technologies Ltd ADR (b)(c)	2,975	19,397
Allot Ltd (c)	21,262	125,871
Beamr Imaging Ltd (b)(c)	7,991	20,457
Cellebrite DI Ltd (c)	129,566	2,404,745
Check Point Software Technologies Ltd (c)	66,040	14,545,970
Cognyte Software Ltd (c)	50,913	454,653
JFrog Ltd (c)	66,761	2,453,467
Magic Software Enterprises Ltd	32,892	404,572
My Size Inc (b)(c)	1,815	2,487
Nice Ltd ADR (c)	29,796	4,147,007
RADCOM Ltd (c)	13,668	165,793
Radware Ltd (c)	27,195	588,500
Sapiens International Corp NV	33,056	911,684
		26,244,603
Technology Hardware, Storage & Peripherals - 0.0%
Wearable Devices Ltd (b)(c)	419	351
TOTAL INFORMATION TECHNOLOGY		44,057,382

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	72,943	1,232,007
TOTAL ISRAEL		63,404,317
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR (b)	146,110	7,090,718
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	115,569	2,577,189
Toyo Co Ltd	56,570	166,881
		2,744,070
Software - 0.0%
Heartcore Enterprise Inc (b)	12,158	15,076
TOTAL JAPAN		2,759,146
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd	27,877	727,311
KAZAKHSTAN - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	66,569	221,009
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (c)	37,373	5,496,447
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	118,328	12,393,675
TOTAL FINANCIALS		17,890,122

TOTAL KAZAKHSTAN		18,111,131
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (b)(c)	4,819	47,997
Gravity Co Ltd ADR (c)	2,409	136,856
		184,853
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (b)(c)	2,538	5,710
Webtoon Entertainment Inc	75,942	686,516
		692,226
TOTAL COMMUNICATION SERVICES		877,079

Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	3,758	15,595
TOTAL KOREA (SOUTH)		892,674
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (b)(c)	13,651	10,402
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	163,526	1,857,655
TOTAL LUXEMBOURG		1,868,057
MACAU - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Nature Wood Group Ltd ADR (b)(c)	590	738
MALAYSIA - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd (b)(c)	13,001	13,911
Financials - 0.0%
Financial Services - 0.0%
Bukit Jalil Global Acquisition 1 Ltd (c)	5,010	57,064
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (b)(c)	1,719	1,736
Industrials - 0.0%
Electrical Equipment - 0.0%
Graphjet Technology Class A (b)(c)	79,514	15,267
Professional Services - 0.0%
VCI Global Ltd (b)(c)	418	283
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (b)(c)	23,681	7,756
TOTAL INDUSTRIALS		23,306

Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (b)(c)	9,785	6,380
TOTAL MALAYSIA		102,397
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (c)	21,702	308,602
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc (b)(c)	13,521	33,803
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,897	223,736
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)	7,492	81,138
TOTAL MEXICO		304,874
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (b)(c)	1,279	1,228
NETHERLANDS - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)	21,003	140,930
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	19,470	12,162,325
LAVA Therapeutics NV (b)(c)	16,164	20,852
Merus NV (c)	34,243	1,612,503
Newamsterdam Pharma Co NV (c)	55,006	1,155,126
Pharming Group NV ADR (b)(c)	2,093	18,899
ProQR Therapeutics NV (c)	48,822	113,755
uniQure NV (c)	26,851	353,091
		15,436,551
Pharmaceuticals - 0.0%
Pharvaris NV (c)	34,126	542,603
TOTAL HEALTH CARE		15,979,154

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	52,893	37,505,369
TOTAL NETHERLANDS		53,625,453
NORWAY - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Golden Ocean Group Ltd (b)	120,549	1,169,326
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	19,937	372,024
TOTAL NORWAY		1,541,350
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	35,363	1,582,848
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)(c)	7,837	110,580
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	8,957	46,845
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	1,495	10,121
Liberty Latin America Ltd Class C (c)	139,388	935,294
		945,415
Financials - 0.0%
Banks - 0.0%
Popular Inc	42,293	4,247,486
TOTAL PUERTO RICO		5,192,901
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)	2,985	6,686
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (b)(c)	50,246	42,810
TOTAL COMMUNICATION SERVICES		49,496

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Davis Commodities Ltd (c)	11,987	11,508
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTL Ltd (b)	5,341	6,196
Financials - 0.0%
Financial Services - 0.0%
DigiAsia Corp Class A (b)(c)	21,141	11,433
Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (b)(c)	4,854	13,106
Health Care Providers & Services - 0.0%
Euda Health Holdings Ltd (b)(c)	16,038	59,982
Pharmaceuticals - 0.0%
Scilex Holding Co (c)	109,547	25,853
Scilex Holding Co (b)(c)(f)	39,285	7,417
		33,270
TOTAL HEALTH CARE		106,358

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (c)	16,381	12,204
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	2,336,503	11,332,040
Machinery - 0.0%
JE Cleantech Holdings Ltd	183	252
Trading Companies & Distributors - 0.0%
Simpple Ltd (b)(c)	3,758	1,555
TOTAL INDUSTRIALS		11,346,051

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc (b)	33,199	1,270,526
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ohmyhome LTD (b)(c)	10,333	3,410
TOTAL SINGAPORE		12,804,978
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	35,318	173,411
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,093	864,340
TOTAL SOUTH AFRICA		1,037,751
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	13,600	107,712
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR (c)	72,167	609,089
TOTAL SPAIN		716,801
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	2,100	5,334
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
TOTAL HEALTH CARE		5,334

Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	184,390	1,519,374
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (b)(c)	2,732	20,517
TOTAL SWEDEN		1,545,225
SWITZERLAND - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sunrise Communications AG ADR	21,364	983,599
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)	136,451	1,318,117
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (b)(c)	64,090	162,789
CRISPR Therapeutics AG (b)(c)	47,689	2,094,501
Molecular Partners AG ADR (b)(c)	1,070	5,178
		2,262,468
Health Care Technology - 0.0%
Sophia Genetics SA (c)	40,573	148,903
Pharmaceuticals - 0.0%
NLS Pharmaceutics Ltd (c)	358	659
Oculis Holding AG (b)(c)	23,052	451,358
		452,017
TOTAL HEALTH CARE		2,863,388

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	12,915	37,195
WISeKey International Holding Ltd ADR (b)(c)	1,436	6,146
		43,341
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	91,684	9,071,215
TOTAL INFORMATION TECHNOLOGY		9,114,556

TOTAL SWITZERLAND		14,279,660
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,875
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	167,445	71,583
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (b)(c)	107,599	166,778
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	68,746
Himax Technologies Inc ADR (b)	62,575	630,756
SemiLEDs Corp/Taiwan (b)(c)	9,480	16,211
Silicon Motion Technology Corp ADR	19,983	1,121,046
		1,836,759
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	6,456	195,488
TOTAL INFORMATION TECHNOLOGY		2,032,247

TOTAL TAIWAN		2,272,483
UNITED ARAB EMIRATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
NWTN Inc Class B (c)	129,492	73,138
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brooge Energy Ltd (b)(c)	37,918	45,122
TOTAL UNITED ARAB EMIRATES		118,260
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	199,135	1,754,379
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	275,256	23,743,583
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	53,920	948,453
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	42,299	1,549,835
Financial Services - 0.0%
ClimateRock Class A (c)	1,009	11,977
Tavia Acquisition Corp	3,737	37,370
		49,347
TOTAL FINANCIALS		1,599,182

Health Care - 0.2%
Biotechnology - 0.0%
Achilles Therapeutics PLC ADR (b)(c)	21,590	29,794
Autolus Therapeutics PLC ADR (b)(c)	86,256	149,223
Barinthus Biotherapeutics PLC ADR (c)	11,568	11,915
Bicycle Therapeutics PLC ADR (b)(c)	21,377	234,506
Biodexa Pharmaceuticals Plc ADR (c)	78	252
Compass Pathways Plc ADR (b)(c)	42,169	165,724
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (c)	20,458	600,851
Mereo Biopharma Group PLC ADR (c)	92,156	221,174
NuCana PLC ADR (c)	751	713
Silence Therapeutics PLC ADR (c)	29,417	132,377
Tiziana Life Sciences Ltd (b)(c)	77,885	100,472
Zura Bio Ltd Class A (b)(c)	37,939	51,597
		1,698,598
Health Care Providers & Services - 0.0%
Virax Biolabs Group Ltd (b)(c)(e)(g)	542	905
Health Care Technology - 0.0%
OneMedNet Corp Class A (c)	20,644	18,580
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	349,278	26,618,477
Astrazeneca PLC rights (c)(d)	216,670	2
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Indivior PLC (United States) (b)(c)	82,616	763,372
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
Verona Pharma PLC ADR (c)	40,642	2,829,902
		30,211,753
TOTAL HEALTH CARE		31,929,836

Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (b)(c)	11,953	4,870
Arqit Quantum Inc (b)(c)	7,216	91,715
		96,585
TOTAL UNITED KINGDOM		60,072,018
UNITED STATES - 96.6%
Communication Services - 15.1%
Diversified Telecommunication Services - 0.1%
Anterix Inc (c)	14,722	574,158
AST SpaceMobile Inc Class A (b)(c)	119,286	3,233,843
Atn International Inc	9,505	164,246
Bandwidth Inc Class A (c)	5,916	94,479
Cogent Communications Holdings Inc	29,987	2,191,150
Frontier Communications Parent Inc (c)	146,339	5,266,741
GCI Liberty Inc Class A (c)(d)	58,891	0
Globalstar Inc (c)	75,976	1,640,322
Iridium Communications Inc	74,721	2,358,195
NextPlat Corp (c)	37,686	36,931
Shenandoah Telecommunications Co	34,291	370,686
		15,930,751
Entertainment - 1.9%
Atlanta Braves Holdings Inc Class A (c)	14,692	648,358
Atlanta Braves Holdings Inc Class C (c)	25,987	1,049,095
Cineverse Corp (c)	9,841	36,412
CuriosityStream Inc Class A	32,290	82,985
Dolphin Entertainment Inc (c)	982	1,099
Electronic Arts Inc	156,560	20,215,027
Gaia Inc Class A (c)	13,031	61,376
Golden Matrix Group Inc (b)(c)	54,936	115,366
Liberty Media Corp-Liberty Formula One Class A (c)	16,026	1,428,237
Liberty Media Corp-Liberty Formula One Class C (c)	133,276	12,851,805
Liberty Media Corp-Liberty Live Class A (c)	14,752	1,055,063
Liberty Media Corp-Liberty Live Class C (c)	39,742	2,915,871
LiveOne Inc (c)	60,447	46,810
Netflix Inc (c)	254,998	250,040,839
Playstudios Inc Class A (c)	69,240	112,861
Playtika Holding Corp	221,346	1,168,707
PodcastOne Inc (c)	9,883	16,900
Reading International Inc Class A (c)	23,971	34,518
Reservoir Media Inc (b)(c)	35,697	279,508
Roku Inc Class A (c)	73,418	6,131,137
Take-Two Interactive Software Inc (c)	105,588	22,382,544
TruGolf Holdings Inc Class A (c)	17,971	8,176
Vivid Seats Inc Class A (b)(c)	77,225	319,712
Warner Bros Discovery Inc (c)	1,474,174	16,894,034
Warner Music Group Corp Class A (b)	83,515	2,814,456
		340,710,896
Interactive Media & Services - 11.1%
Alphabet Inc Class A	3,485,128	593,447,596
Alphabet Inc Class C	3,301,453	568,576,236
Angi Inc Class A (b)(c)	16,466	27,663
Bumble Inc Class A (c)	70,995	369,174
Cargurus Inc Class A (c)	56,028	1,803,541
EverQuote Inc Class A (c)	17,517	470,857
IAC Inc Class A (b)(c)	48,544	2,243,704
Intelligent Protection Management Corp (b)(c)	3,101	6,295
IZEA Worldwide Inc (c)	7,826	18,861
Match Group Inc	154,522	4,899,893
Meta Platforms Inc Class A	1,300,470	868,974,054
Outbrain Inc (c)	26,800	132,794
QuinStreet Inc (c)	34,350	672,573
Rumble Inc Class A (b)(c)	69,114	644,142
Travelzoo (b)(c)	6,862	113,017
TripAdvisor Inc Class A (c)	74,271	1,099,211
TrueCar Inc (c)	56,073	130,650
Trump Media & Technology Group Corp (b)(c)	129,803	3,128,252
Vimeo Inc Class A (c)	133,765	787,876
Ziff Davis Inc (c)	25,793	1,059,061
ZoomInfo Technologies Inc (c)	223,935	2,611,082
		2,051,216,532
Media - 1.0%
Advantage Solutions Inc Class A (b)(c)	156,150	391,937
Beasley Broadcast Group Inc Class A (b)(c)	14,109	106,946
Cardlytics Inc (b)(c)	32,711	86,030
Charter Communications Inc Class A (c)	85,025	30,912,539
Comcast Corp Class A	2,276,828	81,692,589
comScore Inc (c)	3,117	18,827
Cumulus Media Inc Class A (c)	11,565	8,327
Direct Digital Holdings Inc Class A (b)(c)	1,911	1,813
EchoStar Corp Class A (c)	85,981	2,685,187
EW Scripps Co/The Class A (c)	70,636	114,430
Fluent Inc (c)	7,784	21,095
Fox Corp Class A	130,639	7,524,806
Fox Corp Class B	138,251	7,475,232
Harte Hanks Inc (c)	5,634	28,790
iHeartMedia Inc Class A (c)	62,061	109,848
Integral Ad Science Holding Corp (c)	115,516	1,215,228
Lee Enterprises Inc (b)(c)	2,469	23,949
Lendway Inc (c)	1,817	7,177
Liberty Broadband Corp Class A (c)	12,095	986,105
Liberty Broadband Corp Class C (c)	74,063	6,092,423
Loyalty Ventures Inc (c)(d)	32,234	0
Magnite Inc (c)	81,950	1,292,352
Marchex Inc Class B (c)	34,542	68,739
Mediaco Holding Inc Class A (b)(c)	24,810	28,283
National CineMedia Inc (c)	50,627	338,695
News Corp Class A	220,382	6,307,333
News Corp Class B (b)	111,410	3,596,315
Nexstar Media Group Inc	18,785	3,177,483
Paramount Global Class A (b)	17,720	401,358
Paramount Global Class B (b)	393,698	4,472,409
PubMatic Inc Class A (c)	22,667	240,950
Saga Communications Inc Class A	2,555	28,744
Scholastic Corp	18,969	415,231
Sinclair Inc Class A	37,541	545,095
Sirius XM Holdings Inc (b)	199,385	4,823,123
Stagwell Inc Class A (c)	72,615	471,271
Stran & Co Inc (c)	1,570	1,696
TechTarget Inc/old	33,574	492,531
Thryv Holdings Inc (c)	32,025	552,111
Trade Desk Inc (The) Class A (c)	266,340	18,729,029
Urban One Inc Class A (c)	4,568	6,258
Urban One Inc Class D (c)	21,932	16,603
ZW Data Action Technologies Inc (c)	271	424
		185,509,311
Wireless Telecommunication Services - 1.0%
Gogo Inc (b)(c)	75,352	552,330
NII Holdings Inc (c)(d)	5,182	0
Spok Holdings Inc	16,378	275,969
SurgePays Inc (c)	15,080	19,302
T-Mobile US Inc	692,879	186,862,538
		187,710,139
TOTAL COMMUNICATION SERVICES		2,781,077,629

Consumer Discretionary - 13.9%
Automobile Components - 0.1%
Dorman Products Inc (c)	19,229	2,527,844
Fox Factory Holding Corp (c)	30,672	850,535
Gentex Corp	138,583	3,370,340
Gentherm Inc (c)	19,893	658,060
Goodyear Tire & Rubber Co/The (c)	171,634	1,621,941
Luminar Technologies Inc Class A (b)(c)	12,131	63,081
Motorcar Parts of America Inc (c)	18,333	197,996
Patrick Industries Inc	20,038	1,815,443
Solid Power Inc (b)(c)	64,617	79,479
Strattec Security Corp (c)	2,491	123,877
Sypris Solutions Inc (b)(c)	10,850	19,964
Visteon Corp (c)	16,774	1,454,641
Worksport Ltd (b)(c)	6,758	4,506
XPEL Inc (c)(e)	17,345	579,843
		13,367,550
Automobiles - 3.1%
Cenntro Inc	28,986	21,490
Faraday Future Intelligent Electric Inc Class A (b)(c)	19,710	26,806
Lucid Group Inc Class A (b)(c)	1,782,944	3,958,136
Phoenix Motor Inc (b)(c)	22,064	6,251
Rivian Automotive Inc Class A (b)(c)	605,285	7,166,574
Tesla Inc (c)	1,915,075	561,078,674
Thunder Power Holdings Inc Class A (b)(c)	21,468	4,885
Workhorse Group Inc (b)(c)	101,072	43,158
		572,305,974
Broadline Retail - 7.4%
1stdibs.Com Inc (c)	24,945	91,798
Amazon.com Inc (c)	6,272,349	1,331,494,246
ContextLogic Inc Class A (c)	15,747	128,968
eBay Inc	286,964	18,578,049
Etsy Inc (c)	67,783	3,469,812
Groupon Inc (b)(c)	24,975	277,722
Hour Loop Inc (b)(c)	19,584	36,622
Ollie's Bargain Outlet Holdings Inc (c)	36,569	3,785,257
QVC Group Inc Class B (c)	44,767	447,222
		1,358,309,696
Distributors - 0.1%
A-Mark Precious Metals Inc	13,443	365,381
Alliance Entertainment Holding Corp Class A (b)(c)	13,311	55,374
Educational Development Corp (c)	7,081	10,267
LKQ Corp	156,175	6,589,023
Pool Corp	22,243	7,718,321
Weyco Group Inc	6,799	236,469
		14,974,835
Diversified Consumer Services - 0.1%
American Public Education Inc (c)	13,251	280,391
Amesite Inc (b)(c)	4,019	9,646
Duolingo Inc Class A (c)	22,352	6,975,389
EpicQuest Education Group Inte (b)(c)	8,744	6,996
European Wax Center Inc Class A (c)	47,822	310,843
Frontdoor Inc (c)	44,784	2,036,776
Grand Canyon Education Inc (c)	17,646	3,173,104
Laureate Education Inc (c)	97,116	1,936,493
Lincoln Educational Services Corp (c)	24,123	442,657
Mister Car Wash Inc (c)	193,239	1,640,599
Perdoceo Education Corp	40,804	1,044,582
Regis Corp (c)	1,245	28,000
Strategic Education Inc	14,254	1,147,875
Udemy Inc (c)	61,276	590,701
Wag! Group Co (b)(c)	8,505	2,185
WW International Inc (b)(c)	125,523	80,335
XWELL Inc (b)(c)	5,577	6,023
		19,712,595
Hotels, Restaurants & Leisure - 2.2%
Airbnb Inc Class A (c)	258,995	35,966,636
Allied Gaming & Entertainment Inc (c)	25,578	27,880
BJ's Restaurants Inc (c)	13,822	527,033
Bloomin' Brands Inc	50,630	474,909
Booking Holdings Inc	19,691	98,770,253
Caesars Entertainment Inc (c)	126,797	4,212,196
Canterbury Park Holding Corp	422	8,955
Century Casinos Inc (c)	16,194	42,428
Cheesecake Factory Inc/The (b)	31,925	1,724,908
Churchill Downs Inc	43,892	5,201,202
Cracker Barrel Old Country Store Inc	10,499	475,500
Dave & Buster's Entertainment Inc (b)(c)	25,282	528,141
Denny's Corp (c)	38,087	189,292
Domino's Pizza Inc	20,318	9,949,928
DoorDash Inc Class A (c)	232,841	46,204,968
DraftKings Inc Class A (c)	287,720	12,619,399
El Pollo Loco Holdings Inc (c)	18,467	208,215
Empire Resorts Inc (c)(d)	17,333	0
Expedia Group Inc Class A	73,378	14,525,909
FAT Brands Inc Class A (b)	1,147	3,774
FAT Brands Inc Class B	10,930	35,085
First Watch Restaurant Group Inc (c)	40,624	866,104
Full House Resorts Inc (c)	18,076	86,946
GAN Ltd (c)	24,509	43,381
GEN Restaurant Group Inc Class A (c)	2,798	16,228
Golden Entertainment Inc	16,184	503,161
Good Times Restaurants Inc (c)	9,092	22,912
Inspirato Inc Class A (b)(c)	3,298	13,390
Inspired Entertainment Inc (c)	15,862	170,992
Jack in the Box Inc (b)	11,357	436,563
Krispy Kreme Inc (b)	125,846	781,504
Kura Sushi USA Inc Class A (c)	5,992	372,702
Light & Wonder Inc Class A (c)	53,417	5,954,927
Lindblad Expeditions Holdings Inc (c)	30,730	343,254
Lottery.com Inc (b)(c)	1,219	1,707
Marriott International Inc/MD Class A1	165,183	46,325,572
Monarch Casino & Resort Inc	10,696	979,540
Nathan's Famous Inc	3,678	374,825
Noodles & Co Class A (c)	27,889	39,602
ONE Group Hospitality Inc/The (c)	17,098	55,739
Papa John's International Inc	14,872	674,445
Penn Entertainment Inc (c)	90,719	1,951,366
Playa Hotels & Resorts NV (c)	85,290	1,138,622
Portillo's Inc Class A (b)(c)	26,864	375,290
Potbelly Corp (c)	17,412	222,003
Rave Restaurant Group Inc (c)	5,714	18,342
Rci Hospitality Holdings Inc	5,507	274,083
Red Robin Gourmet Burgers Inc (c)	32,978	185,666
Red Rock Resorts Inc Class A	36,247	1,811,263
Sabre Corp (c)	226,594	935,833
Serve Robotics Inc (b)	32,588	293,618
Sonder Holdings Inc (b)(c)	5,859	16,288
Sportradar Holding AG Class A (c)	119,949	2,592,098
Starbucks Corp	675,863	78,271,694
Target Hospitality Corp (c)	61,089	342,709
Texas Roadhouse Inc	39,701	7,308,557
Twin Hospitality Group Inc (b)	1,835	15,120
Vacasa Inc Class A (b)(c)	3,539	18,120
Wendy's Co/The (b)	121,041	1,876,136
Wingstop Inc	17,525	4,114,520
Wynn Resorts Ltd	63,438	5,666,282
		397,187,715
Household Durables - 0.0%
Aterian Inc (c)	2,449	5,045
Bassett Furniture Industries Inc	4,416	69,773
Cavco Industries Inc (c)	5,066	2,657,269
Cricut Inc Class A (b)	11,690	63,126
Flexsteel Industries Inc	3,070	138,119
Helen of Troy Ltd (c)	12,265	674,943
Hooker Furnishings Corp	6,220	81,295
iRobot Corp (b)(c)	13,007	94,561
Koss Corp (b)(c)	4,327	23,928
Landsea Homes Corp Class A (c)	27,139	193,230
Legacy Housing Corp (c)	15,043	371,412
LGI Homes Inc (c)	14,121	1,036,905
Lifetime Brands Inc	13,509	67,410
Live Ventures Inc (c)	1,687	13,563
Lovesac Co/The (c)	8,426	176,525
Newell Brands Inc	256,518	1,646,846
Nova Lifestyle Inc (c)	1,050	628
Purple Innovation Inc Class A (c)	39,685	33,701
Sonos Inc (c)	64,878	857,687
Star Equity Holdings Inc (c)	1,955	4,448
United Homes Group Inc Class A (c)	18,331	68,191
Universal Electronics Inc (b)(c)	5,092	39,667
VOXX International Corp Class A (b)(c)	13,480	100,426
		8,418,698
Leisure Products - 0.1%
American Outdoor Brands Inc (c)	7,566	120,299
AMMO Inc (c)	20,207	32,331
BRP Inc Subordinate Voting Shares (United States) (b)	20,673	819,684
Clarus Corp	20,633	94,912
Escalade Inc	7,721	117,591
Funko Inc Class A (c)	29,530	363,810
Hasbro Inc	82,180	5,350,741
JAKKS Pacific Inc	6,809	184,388
Johnson Outdoors Inc Class A	5,547	149,214
Latham Group Inc (c)	75,745	447,653
Malibu Boats Inc Class A (c)	19,467	649,808
MasterCraft Boat Holdings Inc (c)	12,347	217,060
Mattel Inc (c)	202,820	4,320,066
Peloton Interactive Inc Class A (c)	232,389	1,749,889
Smith & Wesson Brands Inc	28,528	309,814
SRM Entertainment Inc (b)(c)	4,687	1,906
		14,929,166
Specialty Retail - 0.6%
1-800-Flowers.com Inc Class A (b)(c)	21,092	145,535
Academy Sports & Outdoors Inc	44,577	2,210,573
America's Car-Mart Inc/TX (c)	8,525	356,857
Arhaus Inc Class A	33,484	318,768
Arko Corp	74,889	337,749
Big 5 Sporting Goods Corp	11,818	13,473
Brilliant Earth Group Inc Class A (c)	5,550	7,715
Carparts Com Inc (c)	15,945	15,457
Children's Place Inc/The (b)(c)	6,090	50,760
Citi Trends Inc (c)	5,929	146,031
Destination XL Group Inc (c)	32,101	73,511
Duluth Holdings Inc Class B (c)	20,657	56,807
EVgo Inc Class A (b)(c)	58,645	155,409
Five Below Inc (c)	31,592	2,745,029
GrowGeneration Corp (c)	43,987	50,145
Kirklands Inc (b)(c)	7,395	10,131
Lands' End Inc (b)(c)	21,391	251,986
Lazydays Holdings Inc (b)(c)	4,667	2,380
Leslie's Inc (c)	74,955	77,953
Lulu's Fashion Lounge Holdings Inc (c)	23,329	15,887
Monro Inc	17,865	318,176
National Vision Holdings Inc (c)	66,118	840,360
Newegg Commerce Inc Class A (c)	191,749	77,582
Nxu Inc Class A (c)	3,318	864
O'Reilly Automotive Inc (c)	34,255	47,054,038
ODP Corp/The (c)	22,689	353,041
OneWater Marine Inc Class A (b)(c)	15,474	256,249
Petco Health & Wellness Co Inc Class A (c)	150,789	405,622
RealReal Inc/The (c)	73,940	504,271
Rent the Runway Inc Class A (b)(c)	1,998	10,330
Ross Stores Inc	197,327	27,688,925
RumbleON Inc Class B (c)	16,842	70,905
Shoe Carnival Inc	16,794	371,819
Sleep Number Corp (c)	13,605	191,422
Sportsman's Warehouse Holdings Inc (c)	25,040	34,305
Stitch Fix Inc Class A (c)	47,427	224,330
ThredUp Inc Class A (c)	50,406	118,958
Tile Shop Holdings Inc (c)	26,904	203,663
Tractor Supply Co (b)	321,880	17,816,058
Ulta Beauty Inc (c)	28,060	10,280,062
Upbound Group Inc	33,489	864,686
Urban Outfitters Inc (c)	55,296	3,217,674
Winmark Corp	2,026	680,908
Xcel Brands Inc (c)	4,288	1,286
Zumiez Inc (c)	11,506	164,076
		118,791,766
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds Inc Class A (c)	46	302
Charles & Colvard Ltd (c)	1,791	2,203
Columbia Sportswear Co (b)	35,210	3,057,636
Crocs Inc (c)	34,734	3,458,465
Crown Crafts Inc	9,628	39,282
Fossil Group Inc (c)	11,616	17,656
G-III Apparel Group Ltd (c)	27,453	743,153
Lakeland Industries Inc (b)	4,914	115,970
Lululemon Athletica Inc (c)	69,828	25,529,816
PLBY Group Inc (b)(c)	32,279	50,032
Rocky Brands Inc	4,879	99,239
Steven Madden Ltd	43,671	1,431,972
Superior Group of Cos Inc	10,737	153,432
Vera Bradley Inc (b)(c)	17,686	58,010
		34,757,168
TOTAL CONSUMER DISCRETIONARY		2,552,755,163

Consumer Staples - 3.5%
Beverages - 1.1%
Celsius Holdings Inc (b)(c)	139,787	3,591,128
Coca-Cola Consolidated Inc	4,746	6,725,652
Keurig Dr Pepper Inc	811,488	27,201,078
MGP Ingredients Inc (b)	16,497	540,112
Monster Beverage Corp (c)	583,834	31,906,528
National Beverage Corp	57,082	2,273,576
PepsiCo Inc	814,051	124,932,407
Vita Coco Co Inc/The (c)	35,447	1,149,901
Willamette Valley Vineyards Inc (c)	1,065	6,559
		198,326,941
Consumer Staples Distribution & Retail - 1.8%
Andersons Inc/The	20,649	883,364
Casey's General Stores Inc	22,122	9,163,154
Chefs' Warehouse Inc/The (c)	23,549	1,473,696
Costco Wholesale Corp	263,863	276,689,381
Dollar Tree Inc (c)	131,547	9,584,515
Grocery Outlet Holding Corp (c)	59,153	702,146
HF Foods Group Inc (c)	38,952	74,398
Ingles Markets Inc Class A	8,837	542,945
Maison Solutions Inc (b)(c)	9,145	10,791
Mangoceuticals Inc (c)	453	1,871
Maplebear Inc (c)	157,324	6,464,443
PriceSmart Inc	18,216	1,628,328
SpartanNash Co	22,023	444,644
Sprouts Farmers Market Inc (c)	60,225	8,937,390
Village Super Market Inc Class A	6,605	208,058
Walgreens Boots Alliance Inc	510,714	5,454,426
		322,263,550
Food Products - 0.6%
Alico Inc (b)	5,485	161,094
Barfresh Food Group Inc (c)	7,835	29,303
Beyond Meat Inc (b)(c)	22,527	71,185
Bridgford Foods Corp (c)	3,580	36,409
Cal-Maine Foods Inc	27,325	2,469,907
Calavo Growers Inc	8,052	184,552
Farmer Bros Co (c)	13,797	41,529
Freshpet Inc (c)	28,879	3,090,919
Hain Celestial Group Inc (c)	88,933	318,380
J & J Snack Foods Corp	12,261	1,611,586
John B Sanfilippo & Son Inc	5,354	378,367
Kraft Heinz Co/The	714,382	21,938,671
Lancaster Colony Corp	16,416	3,138,000
Lifeway Foods Inc (c)	9,959	210,633
Limoneira Co	11,551	254,584
Mama's Creations Inc (c)	29,732	181,811
Mission Produce Inc (c)	40,005	494,062
Mondelez International Inc	799,254	51,336,084
Oatly Group AB ADR (b)(c)	4,717	50,189
Pilgrim's Pride Corp (c)	144,371	7,852,339
Rocky Mountain Chocolate Factory Inc (c)	1,651	2,625
S&W Seed Co (c)	1,518	12,372
Sadot Group Inc (c)	7,199	24,837
Seneca Foods Corp Class A (c)	5,580	453,096
Simply Good Foods Co/The (c)	63,875	2,411,281
Smithfield Foods Inc	238,337	4,966,943
SOW GOOD INC (b)(c)	4,229	9,642
The Campbell's Company	178,946	7,168,577
Vital Farms Inc (c)	26,284	870,263
Westrock Coffee Co (b)(c)	53,841	343,506
		110,112,746
Household Products - 0.0%
Central Garden & Pet Co Class A	40,483	1,274,405
Reynolds Consumer Products Inc	133,721	3,273,490
WD-40 Co	8,274	1,974,342
		6,522,237
Personal Care Products - 0.0%
Beauty Health Co/The Class A (c)	28,230	41,498
FitLife Brands Inc (c)	4,160	62,442
Honest Co Inc/The (c)	71,966	388,616
Interparfums Inc	19,027	2,643,231
Lifevantage Corp (b)	9,383	161,106
Mannatech Inc (b)(c)	1,393	15,741
Natural Alternatives International Inc (c)	4,379	17,428
Nature's Sunshine Products Inc (c)	13,052	190,168
Olaplex Holdings Inc (b)(c)	405,863	588,501
Safety Shot Inc (b)(c)	31,077	15,448
United-Guardian Inc	3,073	31,867
Upexi Inc (b)(c)	219	701
Waldencast plc Class A (c)	66,276	216,060
		4,372,807
Tobacco - 0.0%
Ispire Technology Inc (c)	36,913	174,968
TOTAL CONSUMER STAPLES		641,773,249

Energy - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	594,887	26,526,011
ChampionX Corp	114,766	3,420,027
DMC Global Inc (c)	18,485	156,753
Drilling Tools International Corp (c)	17,643	56,987
Energy Services of America Corp (b)	9,007	96,105
Geospace Technologies Corp (b)(c)	14,867	120,125
Gulf Island Fabrication Inc (c)	18,749	121,869
KLX Energy Services Holdings Inc (b)(c)	9,302	43,440
Mammoth Energy Services Inc (b)(c)	12,183	29,847
MIND Technology Inc (c)	3,858	31,095
National Energy Services Reunited Corp (c)	9,930	81,426
NCS Multistage Holdings Inc (c)	1,688	45,458
Patterson-UTI Energy Inc	274,000	2,276,940
ProFrac Holding Corp Class A (b)(c)	95,567	687,127
Smart Sand Inc	22,511	48,624
Weatherford International PLC	44,426	2,750,414
		36,492,248
Oil, Gas & Consumable Fuels - 0.4%
Aemetis Inc (b)(c)	17,780	32,004
Alliance Resource Partners LP	79,369	2,082,643
American Carbon Corp (d)	21,713	0
American Resources Corp (b)(c)	86,855	55,848
APA Corp (b)	221,254	4,579,958
Berry Corp	49,459	201,298
Calumet Inc (b)	49,618	711,026
Chord Energy Corp	36,877	4,215,041
Clean Energy Fuels Corp (c)	186,604	380,672
Clean Energy Technologies Inc (c)	14,924	6,783
Diamondback Energy Inc	176,767	28,098,883
Dorchester Minerals Mlp	32,261	981,057
Epsilon Energy Ltd	13,592	89,707
Expand Energy Corp	138,249	13,670,062
Gevo Inc (b)(c)	132,936	187,440
Green Plains Inc (c)	40,031	234,982
Hallador Energy Co (c)	23,802	229,927
HighPeak Energy Inc Class A (b)	77,223	997,721
Lightbridge Corp (b)(c)	12,328	133,759
Marine Petroleum Trust	339	1,325
Martin Midstream Partners LP	29,894	112,103
New Era Helium Inc (b)	9,516	20,364
New Fortress Energy Inc Class A (b)	147,944	1,479,440
NextDecade Corp (c)	154,487	1,269,883
NextNRG Inc (c)	3,966	11,263
OPAL Fuels Inc Class A (b)(c)	29,084	72,710
Plains All American Pipeline LP	422,022	8,583,927
Plains GP Holdings LP Class A	116,670	2,520,072
Prairie Operating Co (b)(c)	16,747	121,248
PrimeEnergy Resources Corp (c)	1,068	209,221
Stabilis Solutions Inc (c)	5,194	28,411
US Energy Corp (b)(c)	15,043	24,671
Verde Clean Fuels Inc Class A (c)	3,630	14,992
Viper Energy Inc Class A	64,771	3,016,385
		74,374,826
TOTAL ENERGY		110,867,074

Financials - 3.8%
Banks - 1.1%
1895 Bancorp of Wisconsin Inc (c)	3,059	31,018
1st Source Corp	18,484	1,199,612
ACNB Corp	4,877	199,811
Amalgamated Financial Corp	18,900	613,305
Ames National Corp	6,067	113,878
Arrow Financial Corp	10,626	287,221
Auburn National BanCorp Inc	551	11,834
BancFirst Corp	19,990	2,386,006
Bancorp Inc/The (c)	33,109	1,848,144
Bank First Corp	6,074	636,191
Bank of Marin Bancorp	11,894	289,976
Bank OZK	67,557	3,243,412
Bank7 Corp	5,706	235,201
BankFinancial Corp	14,628	193,675
Bankwell Financial Group Inc	4,285	135,792
Banner Corp	19,924	1,374,358
BayCom Corp	5,146	141,515
Bayfirst Financial Corp	952	17,574
BCB Bancorp Inc	9,394	95,161
Blue Foundry Bancorp (c)	14,520	144,184
Bogota Financial Corp (c)	8,810	70,128
BOK Financial Corp	38,267	4,169,572
Bridgewater Bancshares Inc (c)	15,578	225,881
Broadway Financial Corp/DE (c)	2,096	15,908
Brookline Bancorp Inc	50,034	590,401
Burke & Herbert Financial Services Corp (b)	10,191	635,511
Business First Bancshares Inc	14,370	381,236
BV Financial Inc (c)	5,414	84,946
C&F Financial Corp	2,765	220,371
California BanCorp (c)	19,033	304,338
Camden National Corp	8,189	360,152
Capital Bancorp Inc	7,021	214,211
Capital City Bank Group Inc	16,349	606,548
Capitol Federal Financial Inc	31,178	184,574
Carter Bankshares Inc (c)	17,756	307,889
Carver Bancorp Inc (c)	7,032	11,742
Cathay General Bancorp	43,472	2,041,010
CB Financial Services Inc	591	16,523
Central Plains Bancshares Inc (c)	931	13,768
Chemung Financial Corp	4,115	212,540
ChoiceOne Financial Services Inc (b)	3,917	124,521
Citizens & Northern Corp	9,234	197,146
Citizens Community Bancorp Inc/WI	6,202	95,139
Citizens Financial Services Inc	2,563	154,985
City Holding Co	8,728	1,038,545
Civista Bancshares Inc	12,037	248,083
CNB Financial Corp/PA	11,686	291,566
Coastal Financial Corp/WA Class A (c)	8,367	826,074
Columbia Banking System Inc (b)	127,254	3,401,499
Columbia Financial Inc (c)	68,056	1,080,049
Commerce Bancshares Inc/MO (b)	79,713	5,185,331
Community Trust Bancorp Inc	10,088	550,704
Community West Bancshares	11,062	213,386
Connectone Bancorp Inc	23,646	603,682
CrossFirst Bankshares Inc (c)	29,438	470,714
CVB Financial Corp	81,227	1,638,349
Dime Community Bancshares Inc	22,773	705,963
Eagle Bancorp Inc	33,205	772,348
Eagle Bancorp Montana Inc	3,665	65,530
East West Bancorp Inc	83,335	7,869,324
Eastern Bankshares Inc	124,622	2,229,488
Enterprise Bancorp Inc/MA	7,478	322,676
Enterprise Financial Services Corp	22,406	1,323,746
Esquire Financial Holdings Inc	4,726	364,469
ESSA Bancorp Inc	5,359	112,539
Farmers & Merchants Bancorp Inc/Archbold OH	8,160	209,712
Farmers National Banc Corp	21,823	316,215
FB Bancorp Inc	1,743	19,487
Fidelity D&D Bancorp Inc	3,329	149,306
Fifth Third Bancorp	400,526	17,410,865
Financial Institutions Inc	9,689	271,486
Finward Bancorp	2,064	55,707
Finwise Bancorp (c)	6,686	132,583
First Bancorp Inc/The	6,787	178,227
First Bancorp/Southern Pines NC	23,411	982,326
First Bank/Hamilton NJ	14,532	222,049
First Busey Corp	42,698	1,024,325
First Business Financial Services Inc	4,740	251,884
First Capital Inc	2,233	82,733
First Citizens BancShares Inc/NC Class A (b)	7,823	16,021,973
First Community Bankshares Inc	10,669	447,458
First Community Corp/SC	3,875	96,604
First Financial Bancorp	55,952	1,533,644
First Financial Bankshares Inc	85,596	3,223,545
First Financial Corp/IN	8,773	453,652
First Financial Northwest Inc	9,975	212,468
First Guaranty Bancshares Inc	8,053	68,773
First Hawaiian Inc	74,834	2,013,783
First Interstate BancSystem Inc Class A	63,592	1,952,274
First Interstate Bank of Calif	7,813	231,812
First Merchants Corp	34,779	1,523,320
First Mid Bancshares Inc	13,536	515,722
First National Corp/VA (b)	1,874	45,969
First Northwest Bancorp	7,546	81,572
First of Long Island Corp/The	15,039	198,064
First Savings Financial Group Inc	2,781	71,249
First United Corp	3,120	111,665
First US Bancshares Inc	3,641	49,700
First Western Financial Inc (c)	4,408	87,675
Firstsun Capital Bancorp (c)	4,992	198,582
Five Star Bancorp	10,902	332,075
Flushing Financial Corp	19,436	278,518
Franklin Financial Services Corp	2,442	92,039
FS Bancorp Inc	6,150	242,372
Fulton Financial Corp	109,611	2,172,490
FVCBankcorp Inc (c)	9,654	114,014
German American Bancorp Inc	17,326	691,654
Great Southern Bancorp Inc	7,786	459,452
Greene County Bancorp Inc	10,452	270,707
Hancock Whitney Corp	52,924	3,023,548
Hanmi Financial Corp	18,233	437,774
Hanover Bancorp Inc/NY	1,944	46,792
Harborone Northeast Bancorp Inc	35,835	415,328
Hawthorn Bancshares Inc	3,385	104,055
HBT Financial Inc	20,671	516,775
Heritage Commerce Corp	34,487	365,907
Heritage Financial Corp Wash	21,942	554,474
Hingham Institution For Savings The	1,454	377,618
Home Bancorp Inc	7,167	336,849
Home Federal Bancorp Inc of Louisiana	813	10,503
HomeStreet Inc (c)	11,829	118,763
Hope Bancorp Inc	65,622	716,592
Horizon Bancorp Inc/IN	24,746	421,672
Huntington Bancshares Inc/OH	861,361	14,186,616
Independent Bank Corp	26,646	1,826,850
Independent Bank Corp/MI	10,908	370,654
International Bancshares Corp	38,001	2,546,067
Investar Holding Corp	8,715	163,232
John Marshall Bancorp Inc	8,444	157,481
Kearny Financial Corp/MD	72,988	510,186
Lakeland Financial Corp	15,387	1,021,851
Landmark Bancorp Inc/Manhattan KS	3,377	81,555
LCNB Corp	12,147	188,157
LINKBANCORP Inc	23,604	179,862
Magyar Bancorp Inc	3,540	52,746
MainStreet Bancshares Inc	4,185	68,969
Mercantile Bank Corp	10,866	523,850
Meridian Corp	4,705	71,939
Metrocity Bankshares Inc	14,534	440,090
Mid Penn Bancorp Inc	9,100	258,440
Middlefield Banc Corp (b)	3,775	101,170
Midland States Bancorp Inc	11,372	220,389
MidWestOne Financial Group Inc	11,723	356,965
MVB Financial Corp	7,160	132,388
National Bankshares Inc VA	4,034	113,436
NB Bancorp Inc (c)	26,845	518,645
Nbt Bancorp Inc	27,144	1,296,126
Northeast Bank	7,249	727,945
Northeast Community Bancorp Inc	6,767	157,400
Northfield Bancorp Inc	31,683	373,226
Northrim BanCorp Inc	4,878	401,459
Northwest Bancshares Inc	73,465	927,128
Norwood Financial Corp	4,828	124,756
Oak Valley Bancorp	5,385	145,772
OceanFirst Financial Corp	56,137	1,011,027
Old National Bancorp/IN (b)	186,827	4,437,141
Old Point Financial Corp	2,955	90,689
Old Second Bancorp Inc	25,984	476,547
OP Bancorp	7,322	96,650
Orange County Bancorp Inc	6,424	164,133
Orrstown Financial Services Inc	14,017	469,570
Pacific Premier Bancorp Inc	55,843	1,334,089
Parke Bancorp Inc	6,166	123,135
Pathfinder Bancorp Inc	616	10,533
Pathward Financial Inc	15,583	1,207,838
Patriot National Bancorp Inc (b)(c)	1,725	1,879
PB Bankshares Inc (c)	871	14,005
PCB Bancorp	9,838	193,317
Peapack-Gladstone Financial Corp	10,114	327,289
Penns Woods Bancorp Inc	4,912	150,111
Peoples Bancorp Inc/OH	19,874	635,968
Peoples Bancorp of North Carolina Inc	3,497	92,391
Peoples Financial Services Corp	5,236	255,674
Pinnacle Financial Partners Inc	45,326	5,178,949
Pioneer Bancorp Inc/NY (c)	14,004	166,648
Plumas Bancorp	3,111	142,982
Ponce Financial Group Inc (c)	13,052	171,242
Preferred Bank/Los Angeles CA	7,822	694,203
Premier Financial Corp	24,001	672,988
Primis Financial Corp	16,511	173,531
Princeton Bancorp Inc	4,666	152,951
Provident Bancorp Inc (c)	14,544	174,964
QCR Holdings Inc	12,729	958,876
RBB Bancorp	9,419	166,810
Red River Bancshares Inc	3,963	223,711
Republic Bancorp Inc/KY Class A	10,388	704,618
Richmond Mutual BanCorp Inc	3,557	45,672
Riverview Bancorp Inc	15,015	77,628
S&T Bancorp Inc	25,745	1,035,464
Sandy Spring Bancorp Inc	26,534	848,292
SB Financial Group Inc	4,710	99,758
Seacoast Banking Corp of Florida	49,069	1,387,671
Shore Bancshares Inc	20,732	313,779
Sierra Bancorp	9,675	297,216
Simmons First National Corp Class A	79,025	1,736,179
Sound Financial Bancorp Inc	1,189	60,009
South Plains Financial Inc	9,325	328,613
Southern First Bancshares Inc (c)	4,670	159,527
Southern Missouri Bancorp Inc	6,368	371,254
Southern States Bancshares Inc	5,239	170,163
SR Bancorp Inc (c)	3,490	42,089
Sterling Bancorp Inc/MI (c)	28,436	133,649
Stock Yards Bancorp Inc	19,200	1,398,912
Summit State Bank	3,743	31,553
Territorial Bancorp Inc	4,189	35,229
Texas Capital Bancshares Inc (c)	28,495	2,255,664
TFS Financial Corp	171,062	2,256,308
Third Coast Bancshares Inc (c)	9,897	354,511
Timberland Bancorp Inc/WA	5,704	182,642
Towne Bank/Portsmouth VA	52,911	1,951,358
TriCo Bancshares	19,588	856,387
Triumph Financial Inc (c)	13,714	944,209
TrustCo Bank Corp NY	10,680	352,547
Trustmark Corp	34,590	1,265,648
UMB Financial Corp	31,214	3,443,841
Union Bankshares Inc/Morrisville VT	2,643	77,176
United Bankshares Inc/WV	79,759	2,882,490
United Security Bancshares/Fresno CA	4,657	45,313
Unity Bancorp Inc	6,284	298,427
Univest Financial Corp	15,852	484,437
USCB Financial Holdings Inc	10,794	210,267
Valley National Bancorp	299,124	2,943,380
Veritex Holdings Inc	33,332	877,965
Virginia National Bankshares Corp	2,552	92,842
WaFd Inc	46,291	1,369,751
Washington Trust Bancorp Inc	8,811	283,009
WesBanco Inc	35,638	1,249,825
West BanCorp Inc	9,814	221,993
Westamerica BanCorp	15,600	813,072
Western New England Bancorp Inc	19,217	186,981
William Penn Bancorp	6,289	75,531
Wintrust Financial Corp	38,995	4,853,708
WSFS Financial Corp	37,616	2,042,173
Zions Bancorp NA	88,340	4,773,894
		211,435,168
Capital Markets - 1.5%
AlTi Global Inc Class A (b)(c)	42,620	147,465
B Riley Financial Inc (b)	22,339	142,635
Beneficient Class A (b)(c)	8,250	3,365
BGC Group Inc Class A	228,103	2,258,220
Capital Southwest Corp	11,251	262,036
Carlyle Group Inc/The	214,461	10,688,736
Cayson Acquisition Corp	2,715	27,449
CME Group Inc Class A	215,934	54,797,571
Coinbase Global Inc Class A (c)	122,508	26,415,175
Crescent Capital BDC Inc (b)	12,883	237,176
Diamond Hill Investment Group Inc	1,539	224,909
Dominari Holdings Inc (b)	4,298	33,524
GCM Grosvenor Inc Class A (b)	34,641	489,131
Great Elm Group Inc (c)	7,056	13,335
Hamilton Lane Inc Class A	24,599	3,845,316
Hennessy Advisors Inc	5,713	63,586
Heritage Global Inc (c)	31,260	65,333
Horizon Technology Finance Corp	7,992	78,721
Inflection Point Acquisition Corp II Class A (c)	25,745	287,057
Interactive Brokers Group Inc Class A	65,722	13,433,577
Investcorp Credit Management BDC Inc	16,938	54,964
Logan Ridge Finance Corp (b)	3,628	90,519
LPL Financial Holdings Inc	44,912	16,695,587
MarketAxess Holdings Inc	22,658	4,368,236
MarketWise Inc Class A	23,374	14,237
MDB Capital Holdings LLC Class A (b)(c)	951	6,276
Morningstar Inc	25,893	8,123,152
Nasdaq Inc	344,314	28,502,313
New Mountain Finance Corp	53,270	620,596
Newbury Street II Acquisition Corp Class A (b)	10,095	101,051
Northern Trust Corp	119,985	13,224,747
Open Lending Corp (c)	60,323	294,376
Perella Weinberg Partners Class A	35,830	828,031
PhenixFIN Corp (b)	762	41,217
Prestige Wealth Inc Class A (b)(c)	4,836	2,944
Robinhood Markets Inc Class A (c)	456,905	22,890,941
Runway Growth Finance Corp (b)	18,253	210,001
SEI Investments Co	76,922	6,157,606
Siebert Financial Corp (c)	16,072	41,787
Silvercrest Asset Management Group Inc Class A	8,360	151,567
StepStone Group Inc Class A	42,692	2,568,351
StoneX Group Inc (c)	19,821	2,391,800
T Rowe Price Group Inc	132,430	14,000,500
TPG Inc Class A	57,731	3,184,442
Tradeweb Markets Inc Class A	71,307	9,652,829
Trinity Capital Inc	14,443	239,176
US Global Investors Inc Class A	8,407	20,345
Value Line Inc	6,078	248,833
Victory Capital Holdings Inc Class A	38,183	2,445,239
Virtu Financial Inc Class A	56,446	2,063,666
		252,749,646
Consumer Finance - 0.2%
Atlanticus Holdings Corp (c)	8,513	467,619
Consumer Portfolio Services Inc (c)	11,397	113,970
Credit Acceptance Corp (b)(c)	7,190	3,540,284
Dave Inc Class A (c)	6,396	643,821
Encore Capital Group Inc (b)(c)	19,769	745,588
EZCORP Inc Class A (c)	28,924	397,994
FirstCash Holdings Inc	27,611	3,100,163
Katapult Holdings Inc Class A (c)	2,448	27,613
Lendingtree Inc (c)	8,970	362,298
Medallion Financial Corp (b)	11,337	94,551
Navient Corp	70,229	1,004,977
NerdWallet Inc Class A (c)	28,927	295,055
Old Market Capital Corp (c)	5,880	37,691
Oportun Financial Corp (c)	20,497	144,709
PRA Group Inc (c)	31,326	655,653
SLM Corp	130,210	3,931,041
SoFi Technologies Inc Class A (c)	637,510	9,224,771
Upstart Holdings Inc (b)(c)	53,241	3,549,577
World Acceptance Corp (c)	3,798	512,122
		28,849,497
Financial Services - 0.5%
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Acacia Research Corp (c)	57,821	242,848
Affirm Holdings Inc Class A (c)	160,921	10,323,082
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,872	305,177
Ai Transportation Acquisition Corp (c)	2,269	24,732
Aimei Health Technology Co Ltd (c)	6,452	70,714
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	71,879
Aldel Financial II Inc Class A	8,097	81,132
Alerus Financial Corp	13,744	279,965
AlphaVest Acquisition Corp (c)	6,441	74,072
AppTech Payments Corp (c)	8,070	3,381
AvidXchange Holdings Inc (c)	120,556	916,226
Bannix Acquisition Corp (c)	2,408	27,981
Better Home & Finance Holding Co Class A (c)	4,646	53,290
Bleichroeder Acquisition Corp I Class A	8,719	86,754
Bowen Acquisition Corp (b)(c)	14,633	57,654
Cantaloupe Inc (c)	40,019	392,987
Cantor Equity Partners Inc	1,243	12,778
CARTESIAN GROWTH CORP II (c)	11,687	138,140
Cartica Acquisition Corp Class A (c)(d)	3,415	40,980
Cass Information Systems Inc	9,021	394,308
Centurion Acquisition Corp	1,516	15,448
Chain Bridge I Class A (c)	10,302	114,455
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
Cohen Circle Acquisition Corp I Class A	14,237	158,031
Corner Growth Acquisition Corp 2 Class A (c)(d)	6,085	69,978
Corner Growth Acquisition Corp Class A (c)(d)	54,398	603,818
Currenc Group Inc Class A (b)(c)	18,155	35,221
Denali Capital Acquisition Corp Class A (b)(c)	3,067	36,497
DP Cap Acquisition Corp I Class A (b)(c)(d)	13,096	168,807
Dynamix Corp Class A	7,836	77,302
Enact Holdings Inc	92,868	3,192,802
ESH Acquisition Corp Class A (c)	2,098	22,574
Euronet Worldwide Inc (c)	27,417	2,809,146
FlexShopper Inc (c)	45,216	66,920
FlexShopper Inc rights (c)(d)	30,144	0
FlexShopper Inc Series C rights (c)(d)	30,144	0
Flywire Corp (c)	84,324	961,294
Four Leaf Acquisition Corp (c)	957	10,527
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
Global Blockchain Acquisition Corp (c)	4,366	48,943
GSR III Acquisition Corp Class A (b)	3,124	31,146
Hennessy Capital Investment Corp VI Class A (c)	10,704	115,389
Horizon Space Acquisition I Corp (c)	8,481	98,804
International Money Express Inc (c)	23,333	357,462
Iron Horse Acquisition Corp	10,080	105,538
Jack Henry & Associates Inc	43,249	7,507,594
Keen Vision Acquisition Corp (c)	11,133	124,244
Marblegate Acquisition Corp Class A (c)	13,895	152,150
Marqeta Inc Class A (c)	303,004	1,266,557
Merchants Bancorp/IN	29,165	1,187,599
Metal Sky Star Acquisition Corp (b)(c)	8,579	102,948
Mr Cooper Group Inc (c)	38,731	4,352,202
Nabors Energy Transition Corp II Class A (c)	30,176	330,276
NewtekOne Inc	22,981	298,523
NMI Holdings Inc (c)	48,402	1,763,769
Oaktree Acquisition Corp III Class A	5,441	54,628
Payoneer Global Inc (c)	231,053	1,975,503
PayPal Holdings Inc (c)	598,670	42,535,504
Paysign Inc (c)	29,027	76,922
Priority Technology Holdings Inc (c)	42,936	460,703
Quetta Acquisition Corp (c)	5,515	59,011
Relativity Acquisition Corp Class A (c)(d)	3,558	0
Remitly Global Inc (c)	123,282	2,958,768
Repay Holdings Corp Class A (c)	85,642	617,479
Ryvyl Inc (b)(c)	3,665	3,357
Security National Financial Corp Class A	8,570	108,496
Sezzle Inc (b)(c)	3,343	999,925
SHF Holdings Inc Class A (c)	12,386	4,222
SK Growth Opportunities Corp Class A (c)	11,942	139,363
Spark I Acquisition Corp Class A (c)	5,593	60,069
Spring Valley Acquisition Corp II Class A (c)	14,356	164,376
SWK Holdings Corp (c)	7,169	121,873
Trailblazer Merger Corp I (c)	2,653	30,085
Usio Inc (c)	12,705	19,439
Valuence Merger Corp I Class A (c)	1,859	21,527
Waterstone Financial Inc	16,746	235,616
Willow Lane Acquisition Corp Class A	3,544	35,369
WinVest Acquisition Corp (c)	241	2,988
XBP Europe Holdings Inc Class A (c)	15,476	17,643
Yotta Acquisition Corp (c)	5,156	58,624
		90,545,534
Insurance - 0.5%
Abacus Life Inc Class A (c)	42,179	328,153
American Coastal Insurance Corp	28,042	340,430
Amerisafe Inc	10,881	559,936
Arch Capital Group Ltd	225,966	20,994,501
Atlantic American Corp	8,809	13,213
Baldwin Insurance Group Inc/The Class A (c)	39,348	1,618,777
Brighthouse Financial Inc (c)	37,442	2,220,685
Cincinnati Financial Corp	93,638	13,840,633
Conifer Holdings Inc (c)	3,312	3,311
Donegal Group Inc Class A	18,229	318,825
eHealth Inc (c)	12,834	113,068
Enstar Group Ltd (c)	7,377	2,455,066
Erie Indemnity Co Class A	27,730	11,870,381
Fundamental Global Inc (c)	128	2,623
GoHealth Inc Class A (c)	6,021	87,244
Goosehead Insurance Inc Class A	14,855	1,830,285
Greenlight Capital Re Ltd Class A (c)	19,761	275,271
Health In Tech Inc Class A (b)	11,919	84,029
Investors Title Co	1,165	276,455
James River Group Holdings Ltd	10,270	50,837
Kingstone Cos Inc (c)	5,664	90,964
Maiden Holdings Ltd (c)	58,891	56,865
NI Holdings Inc (c)	13,483	191,998
Palomar Hldgs Inc (c)	15,691	2,018,804
Principal Financial Group Inc	134,159	11,945,517
Root Inc/OH Class A (c)	6,264	846,705
Safety Insurance Group Inc	8,823	671,783
Selective Insurance Group Inc	38,128	3,280,724
Skyward Specialty Insurance Group Inc (c)	26,506	1,378,842
Tiptree Inc Class A	21,813	493,628
Trupanion Inc (b)(c)	23,711	818,978
TWFG Inc Class A (b)	9,159	276,968
United Fire Group Inc	16,750	470,173
Willis Towers Watson PLC	60,681	20,610,302
		100,435,974
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (b)	496,782	5,181,436
Manhattan Bridge Capital Inc	9,852	54,974
New York Mortgage Trust Inc	71,130	498,621
Seven Hills Realty Trust (b)	15,064	194,175
Sunrise Realty Trust Inc	4,163	50,705
		5,979,911
TOTAL FINANCIALS		689,995,730

Health Care - 5.7%
Biotechnology - 3.2%
2seventy bio Inc (b)(c)	30,227	79,799
4D Molecular Therapeutics Inc (c)	29,410	133,227
89bio Inc (c)	73,363	677,140
Aadi Bioscience Inc (c)	9,528	24,392
Abeona Therapeutics Inc (c)	43,883	229,947
Abpro Holdings Inc Class A (b)(c)	29,743	18,224
Absci Corp (b)(c)	63,546	244,652
ACADIA Pharmaceuticals Inc (c)	97,841	1,917,684
ACELYRIN Inc (c)	36,523	97,882
Achieve Life Sciences Inc (c)	18,605	57,117
Acrivon Therapeutics Inc (c)	18,053	95,861
Actuate Therapeutics Inc (b)	2,247	16,268
Acumen Pharmaceuticals Inc (c)	10,555	13,510
Acurx Pharmaceuticals Inc (b)(c)	11,329	8,038
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	524
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
Adaptimmune Therapeutics Plc ADR (b)(c)	139,801	75,493
Adicet Bio Inc (c)	98,666	88,681
ADMA Biologics Inc (c)	133,599	2,189,688
Adverum Biotechnologies Inc (c)	11,897	56,035
Agenus Inc (b)(c)	765	2,180
Agios Pharmaceuticals Inc (c)	33,261	1,182,096
Ainos Inc (b)(c)	1,980	1,056
Akebia Therapeutics Inc (c)	131,481	243,240
Akero Therapeutics Inc (c)	37,847	1,859,045
Akouos Inc (c)(d)	22,594	4,067
Alaunos Therapeutics Inc (c)	1,117	1,731
Albireo Pharma Inc rights (c)(d)	10,788	0
Aldeyra Therapeutics Inc (c)	34,897	178,324
Alector Inc (c)	86,782	142,322
Aligos Therapeutics Inc Class A (b)(c)	1,879	31,699
Alkermes PLC (c)	99,244	3,407,047
Allakos Inc (c)	51,824	14,500
Allogene Therapeutics Inc (b)(c)	45,308	88,351
Allovir Inc (c)	2,334	22,873
Alnylam Pharmaceuticals Inc (c)	77,048	19,011,595
Altimmune Inc (b)(c)	48,957	325,564
ALX Oncology Holdings Inc (c)	11,343	12,477
Alzamend Neuro Inc (c)	999	819
Amgen Inc	319,912	98,552,092
Amicus Therapeutics Inc (c)	193,231	1,833,762
AnaptysBio Inc (c)	16,195	272,400
Anavex Life Sciences Corp (b)(c)	53,320	421,761
Anika Therapeutics Inc (c)	8,889	155,113
Anixa Biosciences Inc (c)	24,102	75,921
Annexon Inc (c)	53,583	141,459
Apellis Pharmaceuticals Inc (c)	72,243	1,816,911
Apogee Therapeutics Inc (c)	23,607	742,204
Apollomics Inc Class A (b)(c)	437	2,884
Applied Therapeutics Inc (c)	59,787	30,396
AquaBounty Technologies Inc (b)(c)	1,210	881
Arbutus Biopharma Corp (c)	118,928	410,302
Arcellx Inc (c)	31,246	2,025,366
Arcturus Therapeutics Holdings Inc (c)	13,326	223,744
Arcutis Biotherapeutics Inc (c)	57,639	789,078
Ardelyx Inc (c)	137,773	738,463
ArriVent Biopharma Inc (b)(c)	19,821	467,974
Arrowhead Pharmaceuticals Inc (c)	80,986	1,531,445
ARS Pharmaceuticals Inc (b)(c)	56,544	592,581
Assembly Biosciences Inc (c)	3,123	40,224
Astria Therapeutics Inc (c)	32,544	209,583
Atara Biotherapeutics Inc (b)(c)	2,849	19,687
Atossa Therapeutics Inc (b)(c)	63,171	48,370
aTyr Pharma Inc (c)	46,509	183,943
Aura Biosciences Inc (c)	27,087	202,882
Avalo Therapeutics Inc (c)	6,204	45,351
Avidity Biosciences Inc (c)	47,547	1,456,840
Avita Medical Inc (c)	15,597	141,933
Beam Therapeutics Inc (c)	54,466	1,434,634
Beyondspring Inc (b)(c)	24,368	41,182
Bicara Therapeutics Inc (b)	34,632	460,606
bioAffinity Technologies Inc (b)(c)	18,069	9,035
BioAtla Inc (c)	8,259	2,691
BioCardia Inc (c)	2,162	4,346
BioCryst Pharmaceuticals Inc (c)	122,007	1,050,480
Biogen Inc (c)	87,255	12,259,329
BioMarin Pharmaceutical Inc (c)	114,657	8,158,992
Biomea Fusion Inc (b)(c)	12,724	36,772
BioRestorative Therapies Inc (b)(c)	3,862	5,870
BioVie Inc (b)(c)	2,295	3,052
Black Diamond Therapeutics Inc (b)(c)	32,498	65,321
Bluebird Bio Inc (b)(c)	10,465	42,697
Blueprint Medicines Corp (c)	36,492	3,524,032
Bolt Biotherapeutics Inc (c)	13,650	6,477
BrainStorm Cell Therapeutics Inc (b)(c)	3,706	6,041
Bridgebio Pharma Inc (c)	109,535	3,822,772
C4 Therapeutics Inc (c)	28,043	75,997
Cabaletta Bio Inc (b)(c)	42,753	77,169
CAMP4 Therapeutics Corp	4,486	22,026
Candel Therapeutics Inc (c)	23,472	210,661
Capricor Therapeutics Inc (b)(c)	27,346	420,581
Cardiff Oncology Inc (b)(c)	34,646	146,899
Cardio Diagnostics Holdings Inc (b)(c)	11,944	5,366
CareDx Inc (c)	31,860	705,699
Cargo Therapeutics Inc (b)(c)	26,922	101,227
Caribou Biosciences Inc (c)	123,882	144,942
Carisma Therapeutics Inc (b)(c)	25,736	10,320
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (b)(c)	14,978	282,186
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	51,379
CASI Pharmaceuticals Holdings Inc (c)	19,363	45,116
Catalyst Pharmaceuticals Inc (c)	76,325	1,747,079
Celcuity Inc (c)	26,897	253,639
Celldex Therapeutics Inc (c)	43,106	886,690
Cellectar Biosciences Inc (b)(c)	16,513	4,781
Celularity Inc Class A (c)	6,427	7,455
Centessa Pharmaceuticals PLC ADR (c)	33,539	521,531
Century Therapeutics Inc (b)(c)	48,515	33,126
CervoMed Inc (c)	4,911	11,001
CG oncology Inc (c)	42,047	1,087,335
Checkpoint Therapeutics Inc (b)(c)	48,403	138,433
Chimerix Inc (b)(c)	65,226	342,437
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (b)(c)	12,675	25,984
Cidara Therapeutics Inc (b)(c)	3,967	98,778
Citius Oncology Inc Class A (b)(c)	20,539	23,620
Clene Inc (b)(c)	4,823	21,704
Climb Bio Inc (c)	38,163	55,336
Coeptis Therapeutics Holdings Inc (c)	292	3,139
Cogent Biosciences Inc (c)	61,772	465,143
Cogent Biosciences Inc rights (c)(d)	12,548	0
Coherus Biosciences Inc (b)(c)	25,674	28,498
Compass Therapeutics Inc (b)(c)	76,586	222,099
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (b)(c)	6,289	47,482
Corvus Pharmaceuticals Inc (b)(c)	47,461	191,742
COSCIENS Biopharma Inc (United States) (c)	278	778
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	1,210
Coya Therapeutics Inc (c)	7,996	56,612
Crinetics Pharmaceuticals Inc (c)	41,284	1,477,142
Cue Biopharma Inc (c)	29,250	35,978
Cullinan Therapeutics Inc (c)	24,800	210,552
Curis Inc (c)	3,644	10,932
Cyclo Therapeutics Inc (b)(c)	13,730	10,433
Cytokinetics Inc (c)	61,442	2,826,332
CytomX Therapeutics Inc (c)	19,988	13,536
Day One Biopharmaceuticals Inc (c)	64,909	588,076
Denali Therapeutics Inc (c)	93,144	1,542,465
Design Therapeutics Inc (b)(c)	25,656	124,688
DiaMedica Therapeutics Inc (c)	42,740	279,092
Dianthus Therapeutics Inc (b)(c)	16,412	354,500
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (c)	14,409	809,498
Dogwood Therapeutics Inc (c)	880	4,215
Dogwood Therapeutics Inc (b)(d)	880	0
Dyadic International Inc (c)	48,866	71,833
Dynavax Technologies Corp (c)	76,001	1,048,054
Dyne Therapeutics Inc (c)	48,356	658,125
Edesa Biotech Inc (c)	2,349	5,144
Editas Medicine Inc (b)(c)	41,990	80,621
Eledon Pharmaceuticals Inc (c)	34,828	144,536
Elevation Oncology Inc (b)(c)	10,711	5,611
Elicio Therapeutics Inc (c)	5,902	49,046
Elutia Inc (b)(c)	14,760	48,413
Enanta Pharmaceuticals Inc (c)	20,814	161,933
Entrada Therapeutics Inc (c)	20,746	247,707
Equillium Inc (c)	18,701	14,286
Erasca Inc (b)(c)	58,703	80,423
Estrella Immunopharma Inc (c)	1,582	1,629
Exact Sciences Corp (c)	112,277	5,323,053
Exagen Inc (c)	11,992	41,492
Exelixis Inc (c)	184,216	7,127,317
Exicure Inc (b)(c)	853	8,061
eXoZymes Inc	1,997	33,749
Fate Therapeutics Inc (c)	42,157	47,216
Fibrobiologics Inc	21,996	27,715
FibroGen Inc (c)	49,798	20,338
Foghorn Therapeutics Inc (c)	25,990	126,052
Forte Biosciences Inc (c)	1,236	11,248
Fortress Biotech Inc (b)(c)	8,115	12,741
Gain Therapeutics Inc (c)	10,062	21,432
Galectin Therapeutics Inc (b)(c)	67,748	106,364
Genelux Corp (b)(c)	19,955	83,412
Generation Bio CO (c)	32,153	18,649
GeoVax Labs Inc (c)	410	590
Geron Corp (c)	326,453	574,557
Gilead Sciences Inc	743,295	84,966,052
GlycoMimetics Inc (b)(c)	34,225	9,302
Gossamer Bio Inc (c)	121,525	149,476
GRAIL Inc (b)	13,916	536,601
Greenwich Lifesciences Inc (b)(c)	7,220	88,228
Gyre Therapeutics Inc (b)(c)	49,719	576,741
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	76,704	4,537,042
HCW Biologics Inc (c)	23,272	8,848
Heron Therapeutics Inc (b)(c)	87,973	217,293
Hookipa Pharma Inc (c)	3,820	5,845
Humacyte Inc Class A (b)(c)	62,178	211,405
Ideaya Biosciences Inc (c)	43,841	901,809
IGM Biosciences Inc (c)	18,420	25,051
Immix Biopharma Inc (c)	13,727	24,434
ImmuCell Corp (c)	2,008	10,602
Immunic Inc (c)	39,039	46,456
ImmunityBio Inc (b)(c)	399,522	1,314,427
Immunome Inc (c)	35,702	335,599
Immunovant Inc (c)	86,608	1,784,125
Imunon Inc (c)	3,082	2,745
IN8bio Inc (b)(c)	28,664	7,713
Incyte Corp (c)	115,458	8,486,163
Indaptus Therapeutics Inc (c)	14,123	11,849
Inhibikase Therapeutics Inc (b)(c)	30,268	69,616
Inmune Bio Inc (b)(c)	10,829	86,957
Inovio Pharmaceuticals Inc (b)(c)	22,939	45,419
Inozyme Pharma Inc (c)	26,631	31,957
Insmed Inc (c)	108,363	8,837,003
Instil Bio Inc (c)	2,734	54,953
Intellia Therapeutics Inc (b)(c)	70,914	715,522
Intensity Therapeutics Inc (c)	6,917	16,186
Invivyd Inc (c)	49,692	57,643
Ionis Pharmaceuticals Inc (c)	86,996	2,887,397
Iovance Biotherapeutics Inc (c)	166,053	703,234
Ironwood Pharmaceuticals Inc Class A (c)	96,141	154,787
iTeos Therapeutics Inc (c)	21,888	158,907
Janux Therapeutics Inc (c)	30,103	990,088
Jasper Therapeutics Inc Class A (c)	9,659	57,278
KALA BIO Inc (c)	1,482	10,270
KalVista Pharmaceuticals Inc (b)(c)	35,956	409,719
Karyopharm Therapeutics Inc (b)(c)	3,836	30,496
Keros Therapeutics Inc (c)	21,338	236,425
Kezar Life Sciences Inc (c)	2,961	16,907
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	23,311	472,747
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Klotho Neurosciences Inc (b)(c)	3,048	909
Kodiak Sciences Inc (c)	30,219	124,200
Korro Bio Inc (c)	5,507	138,061
Korro Bio Inc rights (b)(c)(d)	14,063	0
Kronos Bio Inc (c)	32,115	31,473
Krystal Biotech Inc (c)	16,807	3,012,655
Kura Oncology Inc (c)	44,818	345,547
Kymera Therapeutics Inc (c)	36,404	1,141,265
Kyverna Therapeutics Inc (c)	25,291	71,826
Lantern Pharma Inc (c)	6,838	27,010
Larimar Therapeutics Inc (b)(c)	43,266	131,096
Leap Therapeutics Inc (c)	20,759	9,618
Legend Biotech Corp ADR (c)	51,881	1,816,354
LENZ Therapeutics Inc (b)	19,424	424,026
Lexeo Therapeutics Inc (c)	25,247	72,206
Lexicon Pharmaceuticals Inc (b)(c)	126,759	88,668
Lisata Therapeutics Inc (c)	2,010	4,784
Lixte Biotechnology Holdings Inc (b)(c)	2,579	3,353
Longeveron Inc (c)	3,572	5,429
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
Lyell Immunopharma Inc (c)	121,124	86,095
MacroGenics Inc (c)	26,696	65,672
Madrigal Pharmaceuticals Inc (c)	11,862	4,048,145
MannKind Corp (c)	158,220	844,895
Marker Therapeutics Inc (c)	5,272	8,066
MediciNova Inc (c)	25,966	42,584
MediPacific Inc Class A rights (c)(d)	30,249	0
MEI Pharma Inc (c)	2,308	5,908
MeiraGTx Holdings plc (c)	38,759	276,352
Mersana Therapeutics Inc (c)	42,785	22,394
Metagenomi Inc (b)	21,951	45,000
MetaVia Inc (c)	4,751	6,936
MetaVia Inc rights (c)(d)	612	0
Metsera Inc (b)	63,118	1,564,064
MiMedx Group Inc (c)	96,832	813,873
Mineralys Therapeutics Inc (c)	26,099	238,545
Minerva Neurosciences Inc (c)	6,000	10,020
MiNK Therapeutics Inc (b)(c)	1,902	17,023
Mirum Pharmaceuticals Inc (c)	28,134	1,338,334
Moderna Inc (c)	229,698	7,111,450
Moleculin Biotech Inc (b)(c)	1,039	1,340
Monopar Therapeutics Inc (c)	3,192	112,071
Monte Rosa Therapeutics Inc (c)	34,776	191,268
MoonLake Immunotherapeutics Class A (c)	39,636	1,655,199
Mural Oncology PLC (c)	9,480	34,886
Myriad Genetics Inc (c)	53,471	573,744
Natera Inc (c)	78,611	12,231,085
NeuBase Therapeutics Inc (c)(d)	985	362
Neurocrine Biosciences Inc (c)	60,753	7,212,596
Neurogene Inc (c)	7,809	138,141
Neurogene Inc rights (b)(c)(d)	4,505	0
NextCure Inc (c)	15,140	11,794
Nkarta Inc (b)(c)	49,901	87,327
NKGen Biotech Inc (b)(c)	25,336	13,517
Novavax Inc (b)(c)	79,847	665,126
Nurix Therapeutics Inc (c)	32,554	502,959
Nuvalent Inc Class A (c)	34,732	2,604,205
Nuvectis Pharma Inc (b)(c)	10,226	68,412
Ocean Biomedical Inc Class A (b)(c)	34,144	3,414
Ocugen Inc (b)(c)	182,321	118,819
Olema Pharmaceuticals Inc (c)	32,913	143,830
OmniAb Operations Inc (c)(d)	3,424	7,362
OmniAb Operations Inc (c)(d)	3,424	6,539
Oncocyte Corp (c)	4,911	13,751
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (b)(c)	2,298	11,651
Organogenesis Holdings Inc Class A (c)	61,402	381,306
Organovo Holdings Inc (b)(c)	4,727	3,073
ORIC Pharmaceuticals Inc (b)(c)	39,045	313,531
Oruka Therapeutics Inc	21,951	222,803
OSR Holdings Inc (b)(c)	4,318	13,127
Outlook Therapeutics Inc (b)(c)	13,486	20,229
Ovid therapeutics Inc (c)	42,215	22,374
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palisade Bio Inc rights (b)(c)(d)	29,628	0
Palvella Therapeutics Inc (c)	1,944	37,655
Palvella Therapeutics Inc rights (c)(d)	282	0
Passage Bio Inc (c)	20,604	10,673
PDS Biotechnology Corp (b)(c)	15,312	20,365
PepGen Inc (c)	22,676	71,429
PharmaCyte Biotech Inc (c)	26,211	46,656
Pluri Inc (b)(c)	3,147	14,193
Plus Therapeutics Inc (c)	8,899	6,737
PMV Pharmaceuticals Inc (c)	16,516	22,627
Praxis Precision Medicines Inc (c)	11,679	450,809
Precigen Inc (b)(c)	101,354	175,342
Precision BioSciences Inc (c)	2,657	14,321
Prelude Therapeutics Inc (c)	34,715	26,349
Prime Medicine Inc (b)(c)	102,132	257,373
ProKidney Corp Class A (b)(c)	75,325	92,650
Protagenic Therapeutics Inc (c)	22,881	6,979
Protagonist Therapeutics Inc (c)	37,330	1,403,235
Protara Therapeutics Inc (b)(c)	9,599	35,900
PTC Therapeutics Inc (c)	45,672	2,523,835
Puma Biotechnology Inc (c)	28,173	100,859
PureTech Health PLC ADR (b)(c)	770	14,341
Pyxis Oncology Inc (c)	33,740	40,151
Q32 Bio Inc (b)(c)	10,220	23,200
Q32 Bio Inc rights (b)(c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	25,340	36,743
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	26,280	18,982
RAPT Therapeutics Inc (c)	1,710	1,949
Recursion Pharmaceuticals Inc Class A (b)(c)	121,227	910,415
Regeneron Pharmaceuticals Inc	64,575	45,121,137
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (c)	39,285	258,102
Regulus Therapeutics Inc (c)	47,351	63,924
Rein Therapeutics Inc (c)	9,226	19,282
Relay Therapeutics Inc (c)	104,381	355,939
Renovaro Inc (b)(c)	94,665	93,018
RenovoRx Inc (b)(c)	7,791	7,790
Replimune Group Inc (c)	48,310	612,571
Revolution Medicines Inc (c)	98,128	3,997,735
Rezolute Inc/old (c)	36,400	161,252
Rhythm Pharmaceuticals Inc (c)	35,591	1,954,302
Rigel Pharmaceuticals Inc (c)	6,287	144,978
Rocket Pharmaceuticals Inc (c)	53,599	506,511
Roivant Sciences Ltd (c)	479,376	5,148,498
SAB Biotherapeutics Inc (b)(c)	5,737	9,810
Sage Therapeutics Inc (c)	16,738	122,187
Sagimet Biosciences Inc Class A (b)(c)	16,595	61,650
Sana Biotechnology Inc (b)(c)	154,246	402,582
Sangamo Therapeutics Inc (b)(c)	122,707	125,161
Sarepta Therapeutics Inc (c)	57,034	6,088,380
Savara Inc (b)(c)	71,158	177,183
Scholar Rock Holding Corp (c)	42,153	1,636,379
SELLAS Life Sciences Group Inc (b)(c)	41,675	49,177
Sensei Biotherapeutics Inc (b)(c)	2,679	1,248
Senti Biosciences Inc Class A (c)	305	918
Sera Prognostics Inc Class A (c)	23,191	98,330
Seres Therapeutics Inc (b)(c)	89,776	68,167
Shattuck Labs Inc (c)	27,628	36,469
Shuttle Pharmaceuticals Holdings Inc (b)(c)	7,215	4,392
Sigilon Therapeutics Inc rights (c)(d)	1,064	8,980
Skye Bioscience Inc (c)	18,888	53,831
Soleno Therapeutics Inc (c)	23,916	1,167,579
Solid Biosciences Inc (c)	17,714	99,021
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	0
Spero Therapeutics Inc (c)	23,675	18,362
SpringWorks Therapeutics Inc (c)	43,883	2,534,682
Spruce Biosciences Inc (c)	12,635	4,915
Spyre Therapeutics Inc (c)	32,743	645,037
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	30,371	238,412
Summit Therapeutics Inc (b)(c)	442,327	9,151,746
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (c)	2,766	31,712
Sutro Biopharma Inc (c)	47,061	74,827
Syndax Pharmaceuticals Inc (c)	62,771	981,738
Synlogic Inc (c)	9,257	12,960
Syros Pharmaceuticals Inc (b)(c)	7,332	1,050
Tango Therapeutics Inc (c)	61,892	128,116
Taysha Gene Therapies Inc (c)	109,633	175,413
Tectonic Therapeutic Inc (c)	8,299	209,799
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenax Therapeutics Inc (c)	364	2,195
Tenaya Therapeutics Inc (b)(c)	31,184	31,496
Tevogen Bio Holdings Inc Class A (b)(c)	92,836	118,830
TG Therapeutics Inc (c)	91,849	2,763,736
Tobira Therapeutics Inc rights (b)(c)(d)	6,103	0
Tonix Pharmaceuticals Holding Corp (b)(c)	2,687	21,120
Tourmaline Bio Inc (c)	15,074	197,319
Travere Therapeutics Inc (c)	53,789	1,151,085
TriSalus Life Sciences Inc Class A (c)	19,236	110,799
TScan Therapeutics Inc (c)	28,767	60,411
Turnstone Biologics Corp (c)	13,738	5,179
Twist Bioscience Corp (c)	33,908	1,316,309
Tyra Biosciences Inc (c)	36,163	423,469
Ultragenyx Pharmaceutical Inc (c)	55,240	2,370,901
Unicycive Therapeutics Inc (b)(c)	42,348	23,304
United Therapeutics Corp (c)	26,638	8,525,492
United Therapeutics Corp rights (c)(d)	19,958	0
UNITY Biotechnology Inc (c)	3,870	6,618
Upstream Bio Inc	13,538	107,356
UroGen Pharma Ltd (b)(c)	19,633	185,728
Vanda Pharmaceuticals Inc (c)	35,063	166,900
Vaxart Inc (c)	122,375	62,326
Vaxcyte Inc (c)	72,794	5,315,418
Vera Therapeutics Inc Class A (c)	31,232	934,774
Veracyte Inc (c)	49,158	1,708,732
Verastem Inc (c)	45,991	257,320
Vericel Corp (c)	28,395	1,456,380
Vertex Pharmaceuticals Inc (c)	153,900	73,839,682
Verve Therapeutics Inc (c)	40,787	258,182
Vigil Neuroscience Inc (c)	24,515	59,326
Viking Therapeutics Inc (b)(c)	66,500	1,919,855
Vir Biotechnology Inc (c)	67,359	565,142
Viridian Therapeutics Inc (c)	47,344	735,253
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	32,910
Vor BioPharma Inc (c)	36,108	38,997
Voyager Therapeutics Inc (c)	29,804	121,600
vTv Therapeutics Inc Class A (b)(c)	2,524	49,218
Werewolf Therapeutics Inc (c)	25,821	32,018
X4 Pharmaceuticals Inc (b)(c)	94,369	37,285
XBiotech Inc (c)	16,960	59,699
Xencor Inc (c)	48,415	743,654
Xenetic Biosciences Inc (c)	2,070	8,342
Xilio Therapeutics Inc (c)	28,338	25,674
XOMA Royalty Corp (c)	7,259	164,779
Y-mAbs Therapeutics Inc (c)	25,975	144,421
Zenas Biopharma Inc (b)	24,857	174,248
Zentalis Pharmaceuticals Inc (c)	28,455	58,902
Zymeworks Inc (c)	40,071	536,951
		577,564,362
Health Care Equipment & Supplies - 1.5%
ABIOMED Inc (c)(d)	25,491	55,061
Accelerate Diagnostics Inc (b)(c)	10,919	11,793
Accuray Inc Del (c)	54,348	109,239
Adagio Medical Holdings Inc (b)	7,609	6,335
Align Technology Inc (c)	44,904	8,398,395
Alphatec Holdings Inc (b)(c)	82,171	1,029,603
AngioDynamics Inc (c)	44,855	416,703
Apyx Medical Corp (c)	20,572	29,829
Aspira Women's Health Inc (b)(c)	9,351	1,548
AtriCure Inc (c)	32,915	1,275,127
Autonomix Medical Inc (b)	347	953
Axogen Inc (c)	25,183	503,912
Beyond Air Inc (c)	37,970	10,244
Bioventus Inc (c)	38,014	385,462
Ceribell Inc	11,097	257,894
Cerus Corp (c)	105,509	174,090
Check Cap Ltd (b)(c)	2,932	2,321
ClearPoint Neuro Inc (b)(c)	15,290	222,011
Co-Diagnostics Inc (c)	17,214	8,521
Cooper Cos Inc/The (c)	118,867	10,743,199
Cutera Inc (b)(c)	489	175
CVRx Inc (c)	13,287	172,200
CytoSorbents Corp (b)(c)	35,409	37,534
CytoSorbents Corp A warrants 12/31/2029 (b)(c)(d)	13,754	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	13,754	0
Delcath Systems Inc (c)	20,714	293,517
DENTSPLY SIRONA Inc	119,633	1,979,926
Dexcom Inc (c)	234,330	20,707,742
DIH Holdings US Inc Class A (c)	28,711	13,962
Ekso Bionics Holdings Inc (b)(c)	2,475	1,298
ElectroCore Inc (b)(c)	10,983	167,161
Embecta Corp	34,326	463,401
Envoy Medical Inc Class A (b)(c)	14,692	20,128
enVVeno Medical Corp (c)	20,487	65,149
Femasys Inc (c)	18,182	28,546
FONAR Corp (c)	3,366	50,288
Fractyl Health Inc (b)(c)	29,844	46,557
GE HealthCare Technologies Inc	272,470	23,800,255
HeartBeam inc (c)	16,484	33,298
Hologic Inc (c)	135,913	8,615,525
Hyperfine Inc Class A (c)	37,729	36,597
ICU Medical Inc (c)	15,372	2,249,385
IDEXX Laboratories Inc (c)	48,698	21,286,383
Inmode Ltd (c)	49,233	921,642
Inogen Inc (c)	6,758	56,294
Insulet Corp (c)	41,718	11,358,560
Integra LifeSciences Holdings Corp (c)	40,150	931,882
Intuitive Surgical Inc (c)	212,350	121,708,403
iRadimed Corp	7,986	430,525
iRhythm Technologies Inc (c)	18,507	2,038,731
IRIDEX Corp (c)	16,237	22,407
Kewaunee Scientific Corp (c)	1,782	96,870
KORU Medical Systems Inc (c)	31,356	108,492
Lantheus Holdings Inc (c)	42,016	3,941,941
LeMaitre Vascular Inc	13,225	1,214,716
LENSAR Inc (c)	8,155	106,015
LivaNova PLC (c)	32,178	1,339,570
Lucid Diagnostics Inc (c)	38,291	56,671
Masimo Corp (c)	31,782	5,999,488
Merit Medical Systems Inc (c)	34,557	3,526,196
Microbot Medical Inc (b)(c)	2,681	3,780
Modular Medical Inc (c)	25,759	21,792
Monogram Technologies Inc (c)	15,368	35,807
NanoVibronix Inc (b)(c)	1,284	444
NAYA Biosciences Inc Class A (b)(c)	4,808	1,813
Neogen Corp (b)(c)	123,583	1,242,009
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (c)	26,076	110,823
NeuroOne Medical Technologies Corp (c)	29,832	33,263
NeuroPace Inc (c)	16,625	215,294
Nexalin Technology Inc (c)	3,846	10,423
Nexgel Inc (c)	546	1,693
Novocure Ltd (c)	63,189	1,205,014
Omnicell Inc (c)	27,115	1,031,997
OraSure Technologies Inc (c)	19,999	69,597
Orchestra BioMed Holdings Inc (c)	22,556	105,788
Orthofix Medical Inc (c)	16,449	285,884
OrthoPediatrics Corp (c)	15,188	352,665
Predictive Oncology Inc (b)(c)	2,138	2,972
Pro-Dex Inc (c)	3,523	122,319
PROCEPT BioRobotics Corp (c)	31,785	2,045,047
Pulmonx Corp (c)	24,714	213,035
Pulse Biosciences Inc (b)(c)	42,130	771,400
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	21,916
QuidelOrtho Corp (c)	47,268	1,890,247
Rockwell Medical Inc (c)	20,574	34,359
RxSight Inc (c)	21,884	620,630
Sanara Medtech Inc (b)(c)	5,156	178,862
SeaStar Medical Holding Corp Class A (b)(c)	5,211	9,015
Semler Scientific Inc (b)(c)	4,369	187,517
Sensus Healthcare Inc (b)(c)	10,687	51,084
SI-BONE Inc (c)	37,027	670,929
Sight Sciences Inc (c)	29,280	77,592
Spectral AI Inc Class A (b)(c)	10,463	18,206
STAAR Surgical Co (c)	32,893	575,628
Strata Skin Sciences Inc (c)	1,744	4,604
Surmodics Inc (c)	8,185	268,959
Tactile Systems Technology Inc (c)	9,719	138,885
Tandem Diabetes Care Inc (c)	38,972	862,840
Tela Bio Inc (c)	26,570	65,097
Tenon Medical Inc (b)(c)	638	854
TransMedics Group Inc (b)(c)	20,002	1,526,553
Treace Medical Concepts Inc (c)	22,657	202,554
UFP Technologies Inc (c)	4,879	1,110,412
Utah Medical Products Inc	2,529	150,754
Varex Imaging Corp (c)	18,147	233,370
Vivani Medical Inc (c)	40,652	45,124
Zimvie Inc (c)	17,620	233,817
Zynex Inc (b)(c)	24,118	173,891
		274,806,228
Health Care Providers & Services - 0.3%
23andMe Holding Co Class A (b)(c)	3,334	7,335
Acadia Healthcare Co Inc (c)	55,382	1,660,352
Accolade Inc (c)	74,497	519,244
AdaptHealth Corp (c)	66,333	754,870
Addus HomeCare Corp (c)	10,642	1,019,184
AirSculpt Technologies Inc (b)(c)	34,189	155,047
Alignment Healthcare Inc (c)	114,174	1,791,390
Amedisys Inc (c)	19,089	1,756,188
Astrana Health Inc (c)	31,222	792,414
Aveanna Healthcare Holdings Inc (c)	112,392	478,790
Biodesix Inc (c)	68,941	54,670
BrightSpring Health Services Inc (c)	101,892	1,964,478
Castle Biosciences Inc (c)	13,840	300,051
Clover Health Investments Corp Class A (c)	238,694	947,615
CorVel Corp (c)	30,744	3,390,141
Cosmos Health Inc (c)	4,515	2,473
Cross Country Healthcare Inc (c)	22,341	383,372
DocGo Inc Class A (b)(c)	63,323	195,668
Ensign Group Inc/The	34,680	4,478,922
Fulgent Genetics Inc (c)	28,465	439,784
GeneDx Holdings Corp Class A (c)	16,404	1,687,151
Guardant Health Inc (c)	74,630	3,175,507
HealthEquity Inc (c)	52,332	5,743,960
Henry Schein Inc (c)	75,584	5,454,897
Imac Holdings Inc (b)(c)	1,827	1,099
Innovage Holding Corp (c)	82,446	267,950
Joint Corp/The (b)(c)	8,305	94,262
LifeStance Health Group Inc (c)	253,705	1,976,362
ModivCare Inc (b)(c)	8,809	29,070
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	6,182
National Research Corp Class A	15,135	220,820
NeoGenomics Inc (c)	76,066	759,899
Nutex Health Inc (c)	1,853	101,730
Oncology Institute Inc/The (b)(c)	16,051	13,677
OPKO Health Inc (b)(c)	370,729	645,068
Option Care Health Inc (c)	105,416	3,531,436
P3 Health Partners Inc Class A (c)	39,956	7,552
Patterson Cos Inc	55,328	1,722,914
Pennant Group Inc/The (c)	17,279	393,443
Performant Healthcare Inc (c)	50,127	143,864
Precipio Inc (c)	3,097	21,400
Premier Inc Class A (b)	43,745	795,284
Privia Health Group Inc (c)	70,269	1,754,617
Progyny Inc (c)	56,927	1,282,565
Quipt Home Medical Corp (United States) (c)	27,573	72,793
RadNet Inc (c)	44,576	2,472,631
SBC Medical Group Holdings Inc (b)(c)	5,240	25,676
Surgery Partners Inc (c)	81,962	1,973,645
Talkspace Inc Class A (c)	82,656	236,396
Viemed Healthcare Inc (c)	24,406	191,343
		55,895,181
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (b)(c)	3,407	7,121
CareCloud Inc (c)	13,011	43,392
Certara Inc (c)	112,429	1,346,899
DarioHealth Corp (b)(c)	11,331	7,885
Definitive Healthcare Corp Class A (c)	30,967	100,023
Forian Inc (c)	18,658	39,555
GoodRx Holdings Inc Class A (c)	55,580	276,788
Health Catalyst Inc (c)	57,116	266,732
Healthcare Triangle Inc (b)(c)	15,592	6,954
HealthStream Inc	18,820	635,551
iCAD Inc (c)	25,911	62,446
iSpecimen Inc (b)(c)	2,047	3,398
LifeMD Inc (b)(c)	26,734	140,621
OptimizeRx Corp (c)	10,189	52,779
Schrodinger Inc/United States (c)	46,404	1,035,273
Scienture Holdings Inc (b)	1,027	2,721
SCWorx Corp (b)(c)	640	607
Simulations Plus Inc (b)	12,222	354,194
Streamline Health Solutions Inc (c)	939	3,465
TruBridge Inc (c)	10,575	307,204
VSee Health Inc (b)(c)	13,327	20,124
Waystar Holding Corp (c)	102,363	4,449,720
		9,163,452
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	64,800	692,712
Adaptive Biotechnologies Corp (c)	72,615	599,800
Akoya Biosciences Inc (b)(c)	19,957	32,530
Alpha Teknova Inc (b)(c)	43,704	284,076
Azenta Inc (c)	31,200	1,360,944
Bio-Techne Corp	93,381	5,766,277
BioLife Solutions Inc (c)	26,388	633,312
Bionano Genomics Inc (b)(c)	173	719
Bruker Corp	91,197	4,306,322
Champions Oncology Inc (c)	10,958	112,648
ChromaDex Corp (c)	46,168	260,388
Codexis Inc (c)	25,744	78,262
Conduit Pharmaceuticals Inc Class A (b)(c)	363	435
CryoPort Inc (c)	48,128	268,073
Cytek Biosciences Inc (c)	50,655	227,441
Fortrea Holdings Inc (c)	52,478	726,820
Harvard Bioscience Inc (c)	29,367	24,771
ICON PLC (c)	49,117	9,333,212
Illumina Inc (c)	95,300	8,456,922
Inotiv Inc (b)(c)	5,271	16,235
Lifecore Biomedical Inc (b)(c)	22,245	129,911
Maravai LifeSciences Holdings Inc Class A (c)	78,503	252,780
MaxCyte Inc (United States) (c)	60,748	202,898
Medpace Holdings Inc (c)	18,444	6,037,090
Mesa Laboratories Inc (b)	4,595	640,451
Nautilus Biotechnology Inc Class A (c)	76,432	99,362
OmniAb Inc (b)(c)	96,962	337,428
Pacific Biosciences of California Inc (b)(c)	203,782	295,484
Personalis Inc (c)	46,956	194,398
Quanterix Corp (c)	35,169	266,933
Quantum-Si Inc Class A (b)(c)	62,202	85,839
Rapid Micro Biosystems Inc Class A (c)	21,522	65,642
Repligen Corp (c)	34,009	5,416,273
Seer Inc Class A (c)	11,900	24,990
Sotera Health Co (c)	169,434	2,112,842
Standard BioTools Inc (b)(c)	178,587	190,195
Tempus AI Inc Class A (b)	91,578	5,144,852
		54,679,267
Pharmaceuticals - 0.4%
Aclaris Therapeutics Inc (c)	13,872	27,605
ALT5 Sigma Corp (b)(c)	3,632	21,974
Alumis Inc (b)	16,963	78,878
Amneal Intermediate Inc Class A (c)	184,448	1,599,164
Amphastar Pharmaceuticals Inc (c)	29,456	837,434
Amylyx Pharmaceuticals Inc (c)	11,176	36,657
AN2 Therapeutics Inc (c)	17,972	20,488
Anebulo Pharmaceuticals Inc (b)(c)	7,788	9,034
ANI Pharmaceuticals Inc (c)	12,795	791,883
Aquestive Therapeutics Inc (b)(c)	54,178	151,698
Arvinas Inc (c)	46,807	828,484
Aspire Biopharma Holdings Inc Class A (b)(c)	5,288	7,932
Assertio Holdings Inc (c)	53,474	41,490
Atea Pharmaceuticals Inc (c)	70,660	214,100
Athira Pharma Inc (b)(c)	23,476	9,642
Avadel Pharmaceuticals PLC Class A (c)	55,171	436,403
Axsome Therapeutics Inc (c)	30,155	3,845,969
Belite Bio Inc ADR (b)(c)	6,700	383,240
BioAge Labs Inc (b)	12,097	56,009
Biote Corp Class A (c)	19,805	86,548
CalciMedica Inc (c)	9,699	21,532
Cara Therapeutics Inc (c)	308	1,472
Cassava Sciences Inc (b)(c)	31,437	75,449
Citius Pharmaceuticals Inc (b)(c)	9,090	14,999
Clearside Biomedical Inc (c)	46,832	40,261
Cocrystal Pharma Inc (c)	6,853	11,856
Cognition Therapeutics Inc (b)(c)	21,087	9,592
Collegium Pharmaceutical Inc (c)	21,531	625,476
Context Therapeutics Inc (c)	63,705	56,545
Contineum Therapeutics Inc Class A	9,490	66,810
Corcept Therapeutics Inc (c)	62,375	3,778,678
CorMedix Inc (c)	33,659	348,707
Cumberland Pharmaceuticals Inc (b)(c)	11,327	55,049
Dare Bioscience Inc (c)	7,571	23,773
Durect Corp (c)	20,243	16,154
Edgewise Therapeutics Inc (c)	55,670	1,456,884
Enliven Therapeutics Inc (b)(c)	24,688	514,251
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Enveric Biosciences Inc (b)(c)	10,913	30,556
Esperion Therapeutics Inc (b)(c)	110,863	188,467
Eton Pharmaceuticals Inc (c)	19,371	304,125
Evoke Pharma Inc (c)	373	1,738
Evolus Inc (c)	34,070	497,081
Eyenovia Inc (b)(c)	967	1,634
EyePoint Pharmaceuticals Inc (c)	28,515	178,789
Fulcrum Therapeutics Inc (c)	34,414	123,546
Harmony Biosciences Holdings Inc (c)	34,616	1,171,752
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (c)	22,258	625,005
Hoth Therapeutics Inc (b)(c)	31,711	29,041
Ikena Oncology Inc (c)	27,112	36,330
Incannex Healthcare Inc (b)(c)	7,963	10,113
Innoviva Inc (b)(c)	41,772	748,554
Intra-Cellular Therapies Inc (c)	58,762	7,533,289
Iterum Therapeutics plc (b)(c)	12,370	17,256
Jaguar Health Inc (b)(c)	2,929	1,807
Jazz Pharmaceuticals PLC (c)	37,238	5,344,770
Journey Medical Corp (c)	8,674	48,835
Jupiter Neurosciences Inc (b)(c)	9,687	6,306
Landos Biopharma Inc rights (c)(d)	2,305	0
Ligand Pharmaceuticals Inc (c)	11,014	1,346,242
Ligand Pharmaceuticals Inc rights (c)	1,518	24
Ligand Pharmaceuticals Inc rights (c)(d)	1,518	186
Ligand Pharmaceuticals Inc rights (c)	1,518	2
Ligand Pharmaceuticals Inc rights (c)(d)	1,518	4
Lipocine Inc (c)	5,157	15,677
Liquidia Corp (c)	55,745	863,490
MBX Biosciences Inc (b)	22,269	213,782
Mind Medicine MindMed Inc (b)(c)	51,402	345,421
Mira Pharmaceuticals Inc (b)(c)	9,455	9,455
Nektar Therapeutics (c)	109,013	91,571
Neumora Therapeutics Inc (c)	95,709	149,306
Novartis AG rights (c)(d)	40,508	0
Nutriband Inc (b)(c)	8,237	59,883
Ocular Therapeutix Inc (c)	65,815	469,919
Omeros Corp (b)(c)	40,138	337,561
Optinose Inc (c)	7,104	41,274
Opus Genetics Inc (b)(c)	29,775	30,668
Pacira BioSciences Inc (c)	34,973	841,101
Paratek Pharmaceuticals Inc/Old rights (b)(c)(d)	29,676	0
Phathom Pharmaceuticals Inc (b)(c)	45,287	249,984
Phibro Animal Health Corp Class A	16,049	364,954
Pliant Therapeutics Inc (c)	53,200	183,008
ProPhase Labs Inc (b)(c)	23,338	10,474
Pulmatrix Inc (c)	4,570	36,926
Rani Therapeutics Holdings Inc Class A (b)(c)	14,915	22,820
Rapport Therapeutics Inc (b)(c)	16,370	164,191
Relmada Therapeutics Inc (c)	17,730	4,610
Reviva Pharmaceuticals Holdings Inc (b)(c)	23,189	33,392
Royalty Pharma PLC Class A	269,760	9,074,727
Sanofi SA ADR	184,192	10,032,939
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
scPharmaceuticals Inc (b)(c)	23,650	77,572
SCYNEXIS Inc (b)(c)	22,803	23,487
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (b)	9,971	64,512
SIGA Technologies Inc (b)	42,115	231,211
Structure Therapeutics Inc ADR (b)(c)	29,288	695,590
Supernus Pharmaceuticals Inc (c)	32,482	1,041,373
Talphera Inc (c)	16,366	9,410
Tarsus Pharmaceuticals Inc (c)	20,508	912,196
Telomir Pharmaceuticals Inc (c)	18,464	73,856
Terns Pharmaceuticals Inc (c)	41,109	151,692
TherapeuticsMD Inc (c)	2,275	2,093
Theravance Biopharma Inc (c)	41,826	391,073
Third Harmonic Bio Inc (b)(c)	25,979	89,628
Titan Pharmaceuticals Inc (b)(c)	2,474	9,847
Traws Pharma Inc (c)	1,226	4,058
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (c)	43,949	198,649
Ventyx Biosciences Inc (c)	5,602	8,851
Verrica Pharmaceuticals Inc (b)(c)	26,078	16,927
Veru Inc (b)(c)	85,196	44,276
Viatris Inc	714,187	6,591,947
VYNE Therapeutics Inc (c)	2,907	7,326
WaVe Life Sciences Ltd (c)	73,314	774,929
Xeris Biopharma Holdings Inc (c)	80,314	307,603
Xeris Biopharma Holdings Inc rights (c)(d)	39,901	0
Zevra Therapeutics Inc (c)	33,719	270,089
		70,492,900
TOTAL HEALTH CARE		1,042,601,390

Industrials - 3.9%
Aerospace & Defense - 0.3%
AeroVironment Inc (c)	17,097	2,558,053
AerSale Corp (c)	32,388	226,716
Astronics Corp (c)	16,983	339,830
Axon Enterprise Inc (c)	45,403	23,993,215
Byrna Technologies Inc (c)	12,487	321,291
Innovative Solutions And Support Inc (c)	9,188	65,602
Intuitive Machines Inc Class A (b)(c)	57,420	837,184
Kratos Defense & Security Solutions Inc (c)	95,443	2,518,741
Leonardo DRS Inc	158,349	4,821,727
Mercury Systems Inc (c)	34,701	1,541,071
New Horizon Aircraft Ltd Class A (b)(c)	12,029	6,099
Rocket Lab USA Inc Class A (b)(c)	302,909	6,206,605
Tat Technologies Ltd (c)	5,355	140,622
VirTra Inc (c)	5,587	33,634
Woodward Inc	36,448	6,888,490
		50,498,880
Air Freight & Logistics - 0.0%
Air T Inc (c)	1,908	33,027
Air Transport Services Group Inc (c)	41,871	934,979
CH Robinson Worldwide Inc	70,124	7,126,001
Forward Air Corp Class A (b)(c)	21,791	489,644
Hub Group Inc Class A	37,476	1,540,264
		10,123,915
Building Products - 0.0%
AAON Inc	49,098	3,770,727
American Woodmark Corp (c)	9,242	573,743
Apogee Enterprises Inc	13,099	627,966
Caesarstone Ltd (c)	30,851	116,925
Captivision Inc (b)(c)	16,349	9,204
CSW Industrials Inc	9,610	2,941,525
Gibraltar Industries Inc (c)	18,047	1,185,868
UFP Industries Inc	36,425	3,897,476
		13,123,434
Commercial Services & Supplies - 0.5%
ACV Auctions Inc Class A (c)	93,719	1,505,127
Aqua Metals Inc (b)(c)	1,656	3,261
Bitcoin Depot Inc Class A (b)(c)	27,965	30,762
Bridger Aerospace Group Holdings Inc (c)	35,352	62,220
Casella Waste Systems Inc Class A (c)	34,579	3,873,540
CECO Environmental Corp (c)	21,695	539,772
Cintas Corp	238,858	49,563,035
Copart Inc (c)	572,412	31,368,178
Driven Brands Holdings Inc (c)	109,367	1,917,204
Fuel Tech Inc (c)	7,428	7,354
Greenwave Technology Solutions Inc (b)(c)	5,899	1,533
Healthcare Services Group Inc (c)	30,717	322,529
Interface Inc	39,408	797,224
Knightscope Inc Class A (b)(c)	1,113	7,012
LanzaTech Global Inc Class A (b)(c)	116,696	93,228
Liquidity Services Inc (c)	21,969	735,522
Matthews International Corp Class A	18,239	454,516
MillerKnoll Inc (b)	44,488	956,492
Odyssey Marine Exploration Inc (b)(c)	12,160	5,083
Perma-Fix Environmental Services Inc (b)(c)	12,224	98,281
Quest Resource Holding Corp (c)	12,176	55,644
Royalty Management Holding Corp Class A (b)(c)	4,303	4,388
Smart Powerr Corp (c)	2,863	2,261
Tetra Tech Inc	159,120	4,644,713
TOMI Environmental Solutions Inc (c)	8,765	7,802
Virco Mfg. Corp (b)	9,162	94,185
VSE Corp	10,663	1,263,566
		98,414,432
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd (c)	13,326	275,848
Concrete Pumping Holdings Inc	28,584	186,939
Construction Partners Inc Class A (c)	27,271	1,978,784
Ferrovial SE (United States) (b)	444,465	19,818,694
Great Lakes Dredge & Dock Corp (c)	36,779	312,254
IES Holdings Inc (c)	12,441	2,218,604
Limbach Holdings Inc (c)	7,221	599,343
Matrix Service Co (c)	16,544	206,469
MYR Group Inc (c)	10,618	1,303,041
Northwest Pipe Co (c)	7,033	309,944
Shimmick Corp (b)(c)	22,281	46,122
Sterling Infrastructure Inc (c)	18,619	2,368,523
WillScot Holdings Corp	112,887	3,719,627
		33,344,192
Electrical Equipment - 0.1%
374Water Inc (c)	81,433	27,940
Allient Inc	9,597	238,773
American Superconductor Corp (b)(c)	23,972	544,404
Array Technologies Inc (b)(c)	82,832	437,353
Beam Global (b)(c)	2,833	6,743
Blink Charging Co (b)(c)	64,706	66,000
Broadwind Inc (c)	19,171	30,098
CBAK Energy Technology Inc (c)	60,126	49,297
Complete Solaria Inc Class A (b)(c)	32,898	48,360
Dragonfly Energy Holdings Corp (c)	2,115	4,019
Energy Focus Inc (c)	588	1,287
Enovix Corp Class B (b)(c)	107,353	957,589
Eos Energy Enterprises Inc (b)(c)	127,265	556,148
Fluence Energy Inc Class A (b)(c)	87,542	500,740
Flux Power Holdings Inc (c)	15,492	19,830
FTC Solar Inc (b)(c)	6,286	19,864
FuelCell Energy Inc (b)(c)	22,459	129,588
Ideal Power Inc (c)	6,424	37,195
LSI Industries Inc	20,975	387,828
NANO Nuclear Energy Inc (b)	21,573	621,087
NeoVolta Inc (b)(c)	21,739	80,217
NEXTracker Inc Class A (c)	84,921	3,738,222
Orion Energy Systems Inc (c)	14,347	12,912
Pioneer Power Solutions Inc	13,099	45,847
Plug Power Inc (b)(c)	525,950	846,780
Polar Power Inc (b)(c)	1,184	3,292
Powell Industries Inc (b)	7,441	1,262,812
Power Solutions International Inc (c)	13,320	444,488
Preformed Line Products Co	3,549	462,364
Shoals Technologies Group Inc (c)	98,449	298,300
SKYX Platforms Corp (b)(c)	45,970	64,818
SolarMax Technology Inc (c)	25,940	30,090
Solidion Technology Inc Class A (b)(c)	70,257	23,677
Stardust Power Inc Class A (b)(c)	25,638	19,093
SUNation Energy Inc rights (c)(d)	1,083	0
Sunrun Inc (b)(c)	124,758	904,496
Tigo Energy Inc (c)	36,669	32,635
TPI Composites Inc (b)(c)	6,651	7,516
Ultralife Corp (c)	11,042	69,233
Vicor Corp (c)	22,670	1,435,691
Zeo Energy Corp Class A (b)(c)	18,269	38,000
		14,504,626
Ground Transportation - 0.5%
ArcBest Corp	13,772	1,084,820
Armlogi Holding Corp (b)(c)	12,265	28,209
Avis Budget Group Inc (b)(c)	21,611	1,707,485
CSX Corp	1,142,289	36,564,671
Ftai Infrastructure Inc	59,402	346,908
Heartland Express Inc	62,648	646,527
Hertz Global Holdings Inc (b)(c)	192,300	801,891
JB Hunt Transport Services Inc	60,270	9,714,921
Landstar System Inc	21,210	3,368,148
Lyft Inc Class A (c)	245,731	3,278,052
Marten Transport Ltd	47,473	698,803
Old Dominion Freight Line Inc	128,076	22,605,414
PAMT CORP (c)	14,004	182,192
Proficient Auto Logistics Inc	11,148	116,608
Saia Inc (c)	16,000	6,551,040
Universal Logistics Holdings Inc	15,728	427,802
Werner Enterprises Inc	33,155	1,079,527
		89,203,018
Industrial Conglomerates - 0.5%
Honeywell International Inc	388,303	82,665,826
Icahn Enterprises LP	292,970	2,956,067
		85,621,893
Machinery - 0.3%
Agrify Corp (c)	511	9,581
AirJoule Technologies Corp Class A (b)(c)	32,050	256,721
Astec Industries Inc	21,145	752,339
Blue Bird Corp (b)(c)	19,355	680,135
ClearSign Technologies Corp (c)	20,915	15,870
Columbus McKinnon Corp/NY	15,878	276,754
Commercial Vehicle Group Inc (c)	21,200	44,096
Eastern Co/The	4,547	127,771
Energy Recovery Inc (c)	35,074	524,707
Franklin Electric Co Inc	28,071	2,867,453
FreightCar America Inc (c)	25,475	206,602
Hillman Solutions Corp Class A (c)	139,704	1,363,511
Hurco Cos Inc	4,416	78,870
Hydrofarm Holdings Group Inc (c)	4,571	22,626
L B Foster Co Class A (c)	6,787	186,303
Laser Photonics Corp (b)(c)	7,313	26,254
Lincoln Electric Holdings Inc	33,948	7,016,712
LiqTech International Inc (c)	729	1,123
Microvast Holdings Inc (b)(c)	186,675	304,280
Middleby Corp/The (c)	32,667	5,403,448
Nephros Inc (c)	3,085	4,658
NN Inc (c)	27,788	84,753
Nordson Corp	34,205	7,192,969
Omega Flex Inc	6,379	227,156
PACCAR Inc	313,178	33,585,209
Palladyne AI Corp Class A (b)(c)	18,841	120,111
Park-Ohio Holdings Corp	8,241	199,432
Perma-Pipe International Holdings Inc (c)	5,390	72,280
Richtech Robotics Inc Class B (b)(c)	29,033	54,582
Shyft Group Inc/The	20,942	209,839
Stratasys Ltd (b)(c)	59,587	629,835
Symbotic Inc Class A (b)(c)	62,004	1,407,491
Taylor Devices Inc (c)	1,759	59,050
Twin Disc Inc	9,749	84,036
Urban-Gro Inc (b)(c)	11,915	9,854
Xos Inc (b)(c)	2,772	12,585
		64,118,996
Marine Transportation - 0.0%
Lakeside Holding Ltd (b)	4,608	8,202
Pangaea Logistics Solutions Ltd (b)	29,549	151,291
Seanergy Maritime Holdings Corp (b)	13,115	90,494
		249,987
Passenger Airlines - 0.2%
Allegiant Travel Co	13,452	988,722
American Airlines Group Inc (b)(c)	389,314	5,586,656
Blade Air Mobility Inc (c)	16,616	56,162
Frontier Group Holdings Inc (b)(c)	149,490	1,076,328
JetBlue Airways Corp (c)	228,051	1,486,893
Mesa Air Group Inc (c)	19,225	21,916
SkyWest Inc (c)	24,369	2,410,338
Sun Country Airlines Holdings Inc (c)	16,436	264,784
United Airlines Holdings Inc (c)	195,110	18,303,269
		30,195,068
Professional Services - 1.0%
Aeries Technology Inc Class A (b)(c)	12,875	7,899
Asure Software Inc (c)	16,724	175,435
Automatic Data Processing Inc	241,846	76,225,023
Barrett Business Services Inc	15,940	641,585
Concentrix Corp (b)	39,453	1,781,697
Conduent Inc (c)	127,004	449,594
CRA International Inc	4,643	896,795
CSG Systems International Inc	17,738	1,140,553
DLH Holdings Corp (c)	7,855	39,746
ExlService Holdings Inc (c)	98,349	4,765,009
Exponent Inc	32,276	2,732,486
Falcon's Beyond Global Inc Class A (b)	4,009	31,431
First Advantage Corp (b)(c)	92,981	1,390,996
Forrester Research Inc (c)	10,756	119,176
Heidrick & Struggles International Inc	16,155	662,193
HireQuest Inc (b)	8,515	129,087
Hudson Global Inc (c)	1,914	21,054
Huron Consulting Group Inc (c)	11,807	1,800,095
IBEX Holdings Ltd (c)	11,244	284,586
ICF International Inc	12,059	955,796
Innodata Inc (b)(c)	18,022	950,120
Kelly Services Inc Class A	24,091	324,506
Legalzoom.com Inc (c)	99,747	1,013,430
Nixxy Inc (b)(c)	6,887	11,088
NV5 Global Inc (c)	36,876	665,612
Paychex Inc	214,760	32,572,649
Paycor HCM Inc (c)	100,313	2,239,989
Paylocity Holding Corp (c)	33,580	6,860,058
Professional Diversity Network Inc (c)	4,533	1,360
Rcm Technologies Inc (c)	6,964	130,227
Resolute Holdings Management Inc	4,494	210,409
Resources Connection Inc	47,312	344,431
Science Applications International Corp	30,949	3,057,452
ShiftPixy Inc (c)(d)	1	7
SS&C Technologies Holdings Inc	145,694	12,974,051
TTEC Holdings Inc	12,701	42,929
Upwork Inc (c)	80,547	1,283,114
Verisk Analytics Inc	82,559	24,512,593
Verra Mobility Corp Class A (c)	103,140	2,360,875
Where Food Comes From Inc (c)	2,480	30,727
Willdan Group Inc (c)	9,418	307,969
		184,143,832
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc (c)	36,721	4,238,338
Distribution Solutions Group Inc (c)	28,419	837,792
DXP Enterprises Inc/TX (c)	10,654	963,867
Fastenal Co	338,282	25,618,096
FTAI Aviation Ltd	60,832	7,829,687
H&E Equipment Services Inc	21,524	2,064,152
Hudson Technologies Inc (c)	27,687	159,477
iPower Inc (b)(c)	20,826	12,390
Karat Packaging Inc (b)	11,546	345,341
McGrath RentCorp	14,996	1,829,512
Rush Enterprises Inc Class A	38,571	2,249,461
Rush Enterprises Inc Class B	10,059	572,759
Titan Machinery Inc (b)(c)	14,063	241,743
Transcat Inc (b)(c)	5,386	428,295
Willis Lease Finance Corp	3,791	766,730
Xometry Inc Class A (c)	27,336	746,820
		48,904,460
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	1,126	901
TOTAL INDUSTRIALS		722,447,634

Information Technology - 47.5%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (c)	72,750	768,968
Applied Optoelectronics Inc (b)(c)	25,302	553,102
Aviat Networks Inc (c)	6,448	134,957
Cambium Networks Corp (c)	12,752	10,460
Cisco Systems Inc	2,366,375	151,708,301
Clearfield Inc (c)	8,734	283,069
ClearOne Inc	21,126	10,922
CommScope Holding Co Inc (c)	137,811	875,100
Comtech Telecommunications Corp (c)	38,326	65,154
Digi International Inc (c)	21,190	647,143
EMCORE Corp (c)	4,353	13,494
Extreme Networks Inc (c)	71,064	1,097,939
F5 Inc (c)	34,724	10,154,339
Franklin Wireless Corp (c)	9,420	65,186
Genasys Inc (b)(c)	28,415	77,005
Harmonic Inc (c)	76,482	788,529
Infinera Corp (b)(c)	138,900	923,685
Inseego Corp (b)(c)	6,994	73,577
KVH Industries Inc (c)	12,585	73,371
Lantronix Inc (c)	22,155	56,717
Lumentum Holdings Inc (c)	40,619	2,856,734
Netgear Inc (c)	18,625	489,838
NetScout Systems Inc (c)	56,603	1,273,001
Ondas Holdings Inc (c)	41,426	40,776
Ribbon Communications Inc (c)	71,521	337,579
Viasat Inc (b)(c)	84,999	742,891
Viavi Solutions Inc (c)	130,378	1,457,626
		175,579,463
Electronic Equipment, Instruments & Components - 0.5%
908 Devices Inc (c)	16,886	37,825
Advanced Energy Industries Inc	24,594	2,832,491
AEye Inc Class A (b)(c)	1,158	728
Airgain Inc (c)	6,076	35,241
Astrotech Corp (c)	1,228	8,031
Avnet Inc	53,317	2,694,641
Bel Fuse Inc Class A	1,737	141,583
Bel Fuse Inc Class B	6,577	551,876
CDW Corp/DE	79,614	14,187,215
Climb Global Solutions Inc	3,243	397,559
Coda Octopus Group Inc (c)	4,103	31,429
Cognex Corp	108,655	3,563,884
CPS Technologies Corp (c)	4,893	7,780
Daktronics Inc (c)	31,984	488,076
Data I/O Corp (c)	15,054	42,302
Deswell Industries Inc	1,758	4,237
ePlus Inc (c)	17,168	1,105,276
Evolv Technologies Holdings Inc Class A (b)(c)	119,113	421,660
FARO Technologies Inc (c)	4,423	141,359
Flex Ltd (c)	234,475	8,884,258
Focus Universal Inc (b)(c)	3,108	12,618
Frequency Electronics Inc	5,274	83,066
Identiv Inc (c)	13,805	50,664
Insight Enterprises Inc (c)	19,298	2,969,576
Interlink Electronics Inc	6,627	45,660
IPG Photonics Corp (c)	23,307	1,356,234
Itron Inc (c)	27,656	3,011,462
Key Tronic Corp (c)	6,057	18,534
Kimball Electronics Inc (c)	15,945	287,329
LightPath Technologies Inc Class A (c)	23,346	53,229
Lightwave Logic Inc (b)(c)	38,875	47,039
Littelfuse Inc	15,184	3,524,358
MicroVision Inc (b)(c)	229,686	333,045
MultiSensor AI Holdings Inc (b)(c)	11,410	14,148
Napco Security Technologies Inc	23,012	565,175
Neonode Inc (b)(c)	10,655	92,272
nLight Inc (c)	22,333	204,794
Novanta Inc (c)	21,275	3,077,216
OSI Systems Inc (c)	9,960	2,053,852
Ouster Inc Class A (c)	23,856	196,812
PC Connection Inc	15,743	1,004,403
Plexus Corp (c)	16,563	2,201,554
Powerfleet Inc NJ (c)	75,043	529,053
Red Cat Holdings Inc (b)(c)	47,814	296,447
Research Frontiers Inc (c)	10,936	14,764
RF Industries Ltd (c)	2,448	10,722
Richardson Electronics Ltd/United States	7,825	103,290
Sanmina Corp (c)	34,048	2,789,212
ScanSource Inc (c)	16,203	593,192
Scantech AI Systems Inc (b)	3,880	8,963
SigmaTron International Inc (c)	3,452	4,729
Sono-Tek Corp (c)	2,629	9,727
Syntec Optics Holdings Inc Class A (c)	19,932	26,510
Trimble Inc (c)	144,726	10,417,377
TTM Technologies Inc (c)	63,841	1,539,207
Vuzix Corp (b)(c)	40,773	120,688
Wetouch Technology Inc (b)(c)	6,414	9,429
Wrap Technologies Inc (b)(c)	38,058	83,347
Zebra Technologies Corp Class A (c)	30,893	9,732,840
		83,069,988
IT Services - 0.3%
Akamai Technologies Inc (c)	90,068	7,266,686
Amdocs Ltd	68,012	5,934,047
Applied Digital Corp (b)(c)	127,147	1,017,176
Backblaze Inc Class A (b)(c)	23,717	155,109
BigCommerce Holdings Inc (c)	70,763	501,002
Brand Engagement Network Inc Class A (b)(c)	20,100	7,819
CISO Global Inc (c)	8,579	9,694
Cognizant Technology Solutions Corp Class A	294,792	24,565,017
Couchbase Inc (c)	29,333	517,727
Crexendo Inc (c)	15,416	95,579
CSP Inc	8,458	139,980
Data Storage Corp (b)(c)	9,803	38,918
Glimpse Group Inc/The (c)	9,486	12,237
Grid Dynamics Holdings Inc (c)	50,285	946,364
Hackett Group Inc/The	16,264	494,100
Information Services Group Inc	29,143	91,218
MongoDB Inc Class A (c)	44,663	11,944,226
Okta Inc Class A (c)	97,821	8,851,822
Rackspace Technology Inc (c)	100,665	238,576
Research Solutions Inc/CA (c)	16,973	50,580
TSS Inc/MD (b)(c)	11,971	130,364
Tucows Inc Class A (b)(c)	6,556	130,268
VeriSign Inc (c)	55,927	13,303,915
		76,442,424
Semiconductors & Semiconductor Equipment - 18.0%
ACM Research Inc Class A (c)	33,539	870,002
Advanced Micro Devices Inc (c)	967,937	96,658,189
Aehr Test Systems (b)(c)	17,343	167,187
Alpha & Omega Semiconductor Ltd (c)	20,915	633,306
Ambarella Inc (c)	23,947	1,471,064
Amkor Technology Inc	146,631	3,093,914
Amtech Systems Inc (c)	12,445	61,478
Analog Devices Inc	296,067	68,113,174
Applied Materials Inc	491,408	77,676,863
ARM Holdings PLC ADR (b)(c)	76,804	10,114,319
Astera Labs Inc (c)	95,303	7,085,778
Atomera Inc (b)(c)	16,578	97,313
Axcelis Technologies Inc (c)	19,555	1,071,418
AXT Inc (c)	24,453	39,125
Blaize Holdings Inc Class A (b)(c)	16,965	51,913
Broadcom Inc	2,786,120	555,635,912
CEVA Inc (c)	9,228	316,151
Cirrus Logic Inc (c)	32,349	3,371,089
Cohu Inc (c)	27,624	543,088
Credo Technology Group Holding Ltd (c)	99,931	5,514,193
CVD Equipment Corp (c)	6,633	19,898
Datavault AI Inc (b)(c)	27,339	25,006
Diodes Inc (c)	27,358	1,350,938
Enphase Energy Inc (c)	81,432	4,668,497
Entegris Inc	90,542	9,164,661
Everspin Technologies Inc (b)(c)	17,797	100,375
First Solar Inc (c)	64,251	8,749,701
FormFactor Inc (c)	45,949	1,530,102
GlobalFoundries Inc (c)	331,649	12,858,032
GSI Technology Inc (b)(c)	15,609	44,642
Ichor Holdings Ltd (c)	20,879	611,546
Impinj Inc (c)	16,736	1,617,702
Intel Corp	2,575,003	61,104,821
KLA Corp	79,580	56,409,487
Kopin Corp (c)	79,055	109,096
Lam Research Corp	767,764	58,918,209
Lattice Semiconductor Corp (c)	82,150	5,121,231
MACOM Technology Solutions Holdings Inc (c)	43,018	4,975,462
Marvell Technology Inc	517,798	47,544,212
Maxeon Solar Technologies Ltd (b)(c)	6,830	29,369
MaxLinear Inc Class A (c)	49,242	719,426
Microchip Technology Inc	321,292	18,911,247
Micron Technology Inc	664,986	62,262,639
MKS Instruments Inc	40,946	3,759,662
Mobix Labs Inc Class A (c)	16,526	19,004
Monolithic Power Systems Inc	29,151	17,811,553
Navitas Semiconductor Corp Class A (b)(c)	103,818	253,316
NVE Corp	2,857	196,676
NVIDIA Corp	14,608,306	1,824,869,586
ON Semiconductor Corp (c)	255,439	12,018,405
PDF Solutions Inc (c)	23,680	533,274
Penguin Solutions Inc (c)	30,599	609,838
Photronics Inc (c)	36,838	767,704
Pixelworks Inc (c)	51,642	38,127
Power Integrations Inc (b)	33,816	2,056,013
Qorvo Inc (c)	54,969	3,995,697
QUALCOMM Inc	661,634	103,989,016
QuickLogic Corp (b)(c)	8,417	51,765
Rambus Inc (c)	64,308	3,594,174
Rigetti Computing Inc Class A (b)(c)	170,520	1,442,599
Semtech Corp (c)	43,997	1,680,245
Silicon Laboratories Inc (c)	19,443	2,727,853
SiTime Corp (c)	13,589	2,108,333
SkyWater Technology Inc (b)(c)	27,327	254,961
Skyworks Solutions Inc	94,834	6,321,634
SolarEdge Technologies Inc (b)(c)	30,707	506,358
Synaptics Inc (c)	22,927	1,516,392
Teradyne Inc	97,808	10,745,187
Texas Instruments Inc	543,861	106,591,317
Ultra Clean Holdings Inc (c)	28,690	705,774
Universal Display Corp	28,319	4,350,365
Veeco Instruments Inc (b)(c)	35,729	794,613
		3,303,741,216
Software - 15.5%
8x8 Inc (c)	122,191	305,478
ACI Worldwide Inc (c)	63,633	3,649,353
Adeia Inc	64,065	1,007,102
Adobe Inc (c)	262,395	115,075,951
Agilysys Inc (c)	16,259	1,316,816
Airship AI Holdings Inc Class A (b)(c)	22,232	94,264
Alarm.com Holdings Inc (b)(c)	29,534	1,715,630
Alkami Technology Inc (c)	61,833	1,906,930
Altair Engineering Inc Class A (c)	34,573	3,858,347
Amplitude Inc Class A (c)	82,371	1,037,051
ANSYS Inc (c)	52,170	17,385,653
Appfolio Inc Class A (c)	13,436	2,882,022
Appian Corp Class A (c)	25,331	822,498
AppLovin Corp Class A (c)	178,195	58,045,239
Arteris Inc (c)	22,021	200,391
Aspen Technology Inc (c)	37,539	9,957,220
Atlassian Corp Class A (c)	96,585	27,455,252
AudioEye Inc (c)	8,256	107,411
Aurora Innovation Inc Class A (c)	816,535	5,936,209
authID Inc (b)(c)	7,035	35,034
Autodesk Inc (c)	127,845	35,056,377
AvePoint Inc Class A (c)	117,943	1,762,068
Aware Inc/MA (c)	17,102	27,363
Bentley Systems Inc Class B	173,498	7,616,562
Bit Digital Inc (b)(c)	67,626	166,360
Bitdeer Technologies Group Class A (b)(c)	68,676	845,402
BitFuFu Inc Class A (b)	17,331	86,655
Blackbaud Inc (c)	32,069	2,119,761
BlackLine Inc (c)	35,341	1,706,970
Braze Inc Class A (c)	49,228	1,820,451
Bridgeline Digital Inc (c)	18,622	22,905
BTCS Inc (c)	2,315	4,931
Btcs Inc Series V (c)(d)	2,315	0
Cadence Design Systems Inc (c)	163,827	41,038,664
Ccc Intelligent Solutions Holdings Inc Class A (c)	377,563	3,847,367
Cerence Inc (b)(c)	22,343	254,934
Cipher Mining Inc (b)(c)	194,328	792,858
Cleanspark Inc (b)(c)	169,164	1,351,620
Commvault Systems Inc (c)	26,045	4,442,235
Confluent Inc Class A (c)	154,107	4,891,356
Consensus Cloud Solutions Inc (c)	11,285	295,328
Core Scientific Inc (b)(c)	162,997	1,819,047
Crowdstrike Holdings Inc Class A (c)	139,726	54,445,633
CXApp Inc Class A (b)(c)	7,831	9,006
CyberArk Software Ltd (c)	27,194	9,894,537
Daily Journal Corp (c)	1,043	410,181
Datadog Inc Class A (c)	187,557	21,859,768
DatChat Inc (b)(c)	988	2,272
Digihost Technology Inc (United States) (b)(c)	9,844	13,683
Digimarc Corp (b)(c)	14,607	238,824
Digital Turbine Inc (c)	77,757	266,707
DocuSign Inc (c)	121,749	10,125,864
Domo Inc Class B (c)	14,607	111,013
Dropbox Inc Class A (c)	133,678	3,472,954
Duos Technologies Group Inc (c)	3,635	21,955
eGain Corp (c)	24,943	122,221
EverCommerce Inc (b)(c)	115,566	1,146,415
Expensify Inc Class A (c)	37,093	143,735
Five9 Inc (c)	49,107	1,777,673
Fortinet Inc (c)	456,464	49,302,677
Freshworks Inc Class A (c)	150,586	2,568,997
Gen Digital Inc	363,480	9,933,908
Gitlab Inc Class A (c)	80,938	4,873,277
Greenidge Generation Holdings Inc Class A (b)(c)	3,594	3,104
I3 Verticals Inc Class A (c)	22,726	589,285
Intapp Inc (c)	45,450	2,997,882
Intellicheck Inc (c)	14,317	36,365
InterDigital Inc (b)	15,334	3,275,956
Intrusion Inc (b)(c)	3,947	3,355
Intuit Inc	166,834	102,409,383
Iveda Solutions Inc (b)(c)	2,211	4,931
Jamf Holding Corp (c)	76,206	1,042,498
Kaltura Inc (c)	90,224	191,275
Life360 Inc (c)	44,500	2,011,400
LivePerson Inc (b)(c)	29,521	31,883
LM Funding America Inc (b)(c)	1,013	1,519
Logility Supply Chain Solutions Inc Class A	20,292	286,726
Manhattan Associates Inc (c)	36,696	6,490,788
MARA Holdings Inc (b)(c)	188,837	2,628,611
Marin Software Inc (c)	2,398	4,053
Matterport Inc Class A (c)	187,427	1,022,766
MicroCloud Hologram Inc (b)(c)	12,320	11,952
Microsoft Corp	4,435,064	1,760,676,057
MicroStrategy Inc Class A (b)(c)	135,102	34,509,104
Mitek Systems Inc (c)	28,300	265,171
Monday.com Ltd (c)	29,564	8,773,708
nCino Inc (b)(c)	68,173	2,134,497
NetSol Technologies Inc (c)	6,495	16,302
NextNav Inc Class A (c)	78,680	825,353
Nutanix Inc Class A (c)	159,976	12,300,555
OneSpan Inc	26,696	428,204
Onestream Inc Class A	24,221	564,349
Pagaya Technologies Ltd Class A (b)(c)	34,091	437,388
Palantir Technologies Inc Class A (c)	1,301,429	110,517,351
Palo Alto Networks Inc (c)	391,623	74,576,768
Pegasystems Inc	51,728	4,061,165
Phunware Inc (b)(c)	10,440	32,155
Porch Group Inc (c)	64,509	450,918
Progress Software Corp	25,951	1,417,963
PTC Inc (c)	71,390	11,681,546
Qualys Inc (c)	21,968	2,887,913
Quantum Computing Inc (b)(c)	58,974	357,677
Rapid7 Inc (c)	43,118	1,254,303
reAlpha Tech Corp (b)(c)	24,121	34,734
Red Violet Inc (b)	8,743	355,141
Rekor Systems Inc (b)(c)	33,911	41,711
Rezolve AI Ltd (b)	102,898	188,303
Rimini Street Inc (c)	76,258	270,716
Riot Platforms Inc (b)(c)	192,322	1,784,748
Roadzen Inc (c)	41,570	50,923
Roper Technologies Inc	63,581	37,163,095
SAIHEAT Ltd Class A (b)(c)	7,507	4,429
SailPoint Inc (b)	328,032	7,872,768
ServiceTitan Inc Class A (b)(c)	45,307	4,301,447
Silvaco Group Inc (b)(c)	12,895	79,820
Smith Micro Software Inc (b)(c)	1,792	2,330
Soluna Holdings Inc (b)(c)	1,891	2,022
SoundHound AI Inc Class A (b)(c)	200,578	2,170,254
SoundThinking Inc (c)	9,121	149,858
Sprout Social Inc Class A (c)	35,067	929,977
SPS Commerce Inc (c)	22,122	2,946,650
Stronghold Digital Mining Inc Class A (c)	30,976	89,211
Synchronoss Technologies Inc (c)	7,220	64,908
Synopsys Inc (c)	91,707	41,935,777
T Stamp Inc Class A (b)(c)	953	2,297
Telos Corp (c)	43,638	130,478
Tenable Holdings Inc (c)	73,519	2,804,015
Terawulf Inc (b)(c)	219,132	918,163
Upland Software Inc (c)	21,178	67,346
Varonis Systems Inc (c)	67,743	2,910,917
Veea Inc Class A (b)(c)	12,454	23,787
Verint Systems Inc (c)	37,328	842,493
Veritone Inc (b)(c)	16,152	44,580
Vertex Inc Class A (c)	40,865	1,319,531
Viant Technology Inc Class A (c)	11,166	223,208
Workday Inc Class A (c)	127,218	33,501,588
Zoom Communications Inc Class A (c)	156,166	11,509,434
Zscaler Inc (c)	91,486	17,952,298
		2,857,405,501
Technology Hardware, Storage & Peripherals - 12.2%
Apple Inc	9,016,754	2,180,611,787
AstroNova Inc (c)	4,427	48,077
CompoSecure Inc Class A	53,938	719,533
Corsair Gaming Inc (c)	49,597	582,269
CPI Card Group Inc (c)	7,134	238,704
Foxx Development Holdings Inc (b)	4,245	21,862
Immersion Corp	18,807	151,208
Intevac Inc	22,851	91,861
Movano Inc (c)	399	1,931
NetApp Inc	121,793	12,156,159
One Stop Systems Inc (c)	12,878	40,437
Quantum Corp (b)(c)	2,799	33,000
Sandisk Corp/DE	69,474	3,254,857
Seagate Technology Holdings PLC	125,646	12,804,584
Socket Mobile Inc (c)	1,296	1,659
Sonim Technologies Inc (c)	2,776	6,079
Super Micro Computer Inc (b)(c)	350,194	14,519,043
TransAct Technologies Inc (c)	6,575	26,103
Turtle Beach Corp (c)	11,290	193,511
Western Digital Corp (c)	208,370	10,195,544
Xerox Holdings Corp (b)	79,471	526,893
		2,236,225,101
TOTAL INFORMATION TECHNOLOGY		8,732,463,693

Materials - 0.9%
Chemicals - 0.8%
Alto Ingredients Inc (c)	45,352	73,016
Arq Inc (c)	22,137	115,555
ASP Isotopes Inc (b)(c)	35,189	167,500
Balchem Corp	19,337	3,365,218
Hawkins Inc	12,399	1,301,771
Innospec Inc	14,831	1,533,674
Linde PLC	282,900	132,128,445
Northern Technologies International Corp	6,565	74,513
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (c)	88,372	80,737
PureCycle Technologies Inc (b)(c)	100,152	1,031,566
		139,871,995
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	2,925	99,830
United States Lime & Minerals Inc	17,155	1,609,997
		1,709,827
Containers & Packaging - 0.0%
Pactiv Evergreen Inc	106,208	1,896,875
TriMas Corp	25,445	521,368
		2,418,243
Metals & Mining - 0.1%
5E Advanced Materials Inc (c)	1,687	7,861
American Battery Technology Co (b)(c)	38,850	38,850
Ascent Industries Co (c)	7,726	86,377
Century Aluminum Co (c)	59,440	1,126,388
Ferroglobe PLC	133,385	457,511
Hycroft Mining Holding Corp (b)(c)	12,539	29,216
Inno Holdings Inc (b)(c)	940	4,394
Kaiser Aluminum Corp	9,286	657,077
NioCorp Developments Ltd (b)(c)	26,012	50,463
Olympic Steel Inc	7,458	247,755
Perpetua Resources Corp (United States) (b)(c)	39,992	343,131
Piedmont Lithium Inc (b)(c)	4,375	31,063
Radius Recycling Inc Class A	25,344	350,508
Ramaco Resources Inc Class A (b)	27,313	247,934
Ramaco Resources Inc Class B	5,968	52,817
Royal Gold Inc	40,385	5,936,595
Steel Dynamics Inc	91,948	12,419,416
US Gold Corp (c)	4,857	40,119
		22,127,475
TOTAL MATERIALS		166,127,540

Real Estate - 0.8%
Diversified REITs - 0.0%
Gladstone Commercial Corp	22,344	362,643
Medalist Diversified REIT Inc	805	10,779
Presidio Property Trust Inc Class A (b)(c)	6,016	3,908
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	199
		377,529
Health Care REITs - 0.0%
Diversified Healthcare Trust	156,811	443,775
Sabra Health Care REIT Inc	146,180	2,428,050
		2,871,825
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	412,731	6,657,351
Service Properties Trust	178,279	531,271
Sotherly Hotels Inc (c)	4,274	3,505
		7,192,127
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	78,032	307,446
Lineage Inc (b)	136,516	8,225,089
		8,532,535
Office REITs - 0.0%
Office Properties Income Trust	3,033	2,765
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (c)	33,046	22,802
Comstock Holding Cos Inc Class A (c)	4,953	34,770
CoStar Group Inc (c)	246,199	18,772,674
eXp World Holdings Inc (b)	101,775	1,028,945
Fathom Holdings Inc (c)	8,426	8,426
FRP Holdings Inc (c)	12,434	390,179
Gyrodyne LLC (c)	1,512	12,323
InterGroup Corp/The (c)	986	12,512
La Rosa Holdings Corp Class A (b)(c)	10,496	2,257
Newmark Group Inc Class A	93,901	1,377,528
Opendoor Technologies Inc Class A (b)(c)	505,100	676,834
Real Messenger Corp	150	265
Redfin Corp (b)(c)	74,544	497,208
RMR Group Inc/The Class A	9,903	180,433
Star Holdings (c)	5,967	55,195
Stratus Properties Inc (c)	5,346	98,794
Zillow Group Inc Class A (c)	39,326	2,925,461
Zillow Group Inc Class C (c)	95,915	7,352,844
		33,449,450
Retail REITs - 0.1%
Phillips Edison & Co Inc	73,262	2,725,346
Regency Centers Corp	110,210	8,453,107
		11,178,453
Specialized REITs - 0.5%
Equinix Inc	57,388	51,914,333
Gaming and Leisure Properties Inc	162,146	8,131,622
Gladstone Land Corp	24,626	282,214
Global Self Storage Inc	5,948	30,929
Lamar Advertising Co Class A	51,960	6,454,991
PotlatchDeltic Corp	48,129	2,234,629
SBA Communications Corp Class A	64,334	14,018,379
Uniti Group Inc	142,338	817,020
		83,884,117
TOTAL REAL ESTATE		147,488,801

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	152,900	9,866,637
American Electric Power Co Inc	319,486	33,881,490
Constellation Energy Corp	186,996	46,850,914
Evergy Inc	132,286	9,115,828
Exelon Corp	604,767	26,730,701
MGE Energy Inc	22,451	2,060,553
Otter Tail Corp (b)	24,789	1,976,427
Xcel Energy Inc	344,325	24,825,833
		155,308,383
Gas Utilities - 0.0%
RGC Resources Inc	6,265	127,054
Independent Power and Renewable Electricity Producers - 0.0%
AleAnna Inc Class A (b)	3,633	22,888
Montauk Renewables Inc (b)(c)	87,760	301,017
Talen Energy Corp (c)	30,481	6,338,524
		6,662,429
Multi-Utilities - 0.0%
NorthWestern Corp	36,626	2,048,492
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,205	192,913
Cadiz Inc (b)(c)	44,599	189,992
Consolidated Water Co Ltd	10,783	291,896
Global Water Resources Inc	16,042	184,162
Middlesex Water Co	16,925	848,450
Pure Cycle Corp (c)	16,337	189,999
SJW Group	14,122	743,806
York Water Co/The	9,960	319,218
		2,960,436
TOTAL UTILITIES		167,106,794

TOTAL UNITED STATES		17,754,704,697
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)(c)	85,025	812,414
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,396,424	5,055,055
TOTAL COMMON STOCKS (Cost $6,206,967,749)		18,372,289,793

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	19,870
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25%	1,005	9,859
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (b)	1,128	384
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL UNITED STATES		10,243
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $39,568)		30,113

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $2,775,833)	4.25	2,805,000	2,776,512

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.35	32,304,436	32,310,897
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	351,547,349	351,582,504
TOTAL MONEY MARKET FUNDS (Cost $383,893,401)			383,893,401

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $6,593,676,551)	18,758,989,819
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(360,663,528)
NET ASSETS - 100.0%	18,398,326,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	74	Mar 2025	30,960,860	(152,128)	(152,128)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $589,252 or 0.0% of net assets.

(f)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $7,417 and all restrictions are set to expire on or before April 30, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $905 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,955,932.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,505,173	277,101,102	266,295,378	569,031	-	-	32,310,897	32,304,436	0.1%
Fidelity Securities Lending Cash Central Fund	307,397,049	383,470,121	339,284,666	3,621,783	-	-	351,582,504	351,547,349	1.4%
Total	328,902,222	660,571,223	605,580,044	4,190,814	-	-	383,893,401	383,851,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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